Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory High Yield VIP Series	March 31, 2022
(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.9%)
Communication Services (0.7%):
Altice USA, Inc., Class A (a)	4,380	$54,662
iHeartMedia, Inc., Class A (a)	3,500	66,255
Nexstar Media Group, Inc., Class A	167	31,476
Sinclair Broadcast Group, Inc., Class A	1,800	50,436
		202,829
Health Care (0.2%):
Surgery Partners, Inc. (a)	939	51,692
Total Common Stocks (Cost $215,343)		254,521

Senior Secured Loans (22.5%)
19th Holdings Golf LLC, Initial Term Loans, First Lien, 3.75% (SOFR03M+325bps), 1/27/29 (b)	$250,000	246,875
Air Medical Group Holdings, Inc., Incremental Term Loan B, First Lien, 5.25% (LIBOR06M+425bps), 3/14/25 (b)	497,427	493,518
Bausch Health Cos., Inc., Term B, First Lien, 1/27/27 (c)(d)	250,000	247,187
Caesars Resort Collection LLC, Term B-1 Loans, First Lien, 3.71% (LIBOR01M+350bps), 6/19/25 (b)	246,250	245,142
Chariot Buyer LLC, Initial Term Loans, First Lien, 4.00% (LIBOR01M+350bps), 11/3/28 (b)	199,500	196,841
Covis Pharma Holdings S.a.r.l., Dollar Term B Loans, First Lien, 7.25% (SOFR01M+650bps), 2/14/27 (b)	250,000	228,750
Dayco Products LLC, Term Loans, First Lien, 4.76% (LIBOR03M+425bps), 5/19/24 (b)	476,250	465,930
Diamond Sports Group LLC, Term Loan, First Lien, 9.00% (SOFR01M+800bps), 5/25/26 (b)	37,944	38,423
Diamond Sports Group LLC, Term Loan, Second Lien, 3.54% (SOFR01M+325bps), 8/24/26 (b)(d)	425,000	143,705
Envision Healthcare Corp., Initial Term Loans, First Lien, 10/10/25 (c)(d)	250,000	165,417
Great Outdoors Group LLC, Term B1, First Lien, 4.50% (LIBOR03M+375bps), 3/5/28 (b)	246,884	245,650
Intelsat Jackson Holdings S.A., Term B Loan, First Lien, 4.75% (SOFR06M+425bps), 1/27/29 (b)	324,188	318,414
Jo-Ann Stores LLC, Term B-1 Loan, First Lien, 5.50% (LIBOR03M+475bps), 6/30/28 (b)	248,750	215,880
Knight Health Holdings LLC, Term B Loans, First Lien, 5.75% (LIBOR01M+525bps), 12/17/28 (b)	498,750	451,992
Life Time, Inc., 2021 Refinancing Term Loan, First Lien, 5.75% (LIBOR03M+475bps), 12/15/24 (b)	80,478	79,975
LifeScan Global Corp., Initial Term Loan, First Lien, 6.21% (LIBOR03M+600bps), 10/1/24 (b)	386,250	367,903
Lucid Energy Group II Borrower LLC, Term Loan, First Lien, 5.00% (LIBOR01M+425bps), 11/24/28 (b)	500,000	495,315
Petco Health and Wellness Co., Inc, Initial Term Loans, First Lien, 4.00% (LIBOR03M+325bps), 2/25/28 (b)	396,000	391,759
PetSmart, Inc., Initial Term Loans, First Lien, 4.50% (LIBOR06M+375bps), 2/12/28 (b)	74,625	74,314
Radiology Partners, Inc., Term Loan New, First Lien, 4.72% (LIBOR01M+425bps), 7/9/25 (b)	250,000	246,385

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory High Yield VIP Series	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
SWF Holdings Corp. I, Initial Term Loans, First Lien, 4.75% (LIBOR01M+400bps), 10/6/28 (b)	$400,000	$387,332
The Michaels Cos., Inc., Term B Loans, First Lien, 5.00% (LIBOR03M+425bps), 4/15/28 (b)	297,750	278,685
United Airlines, Inc., Class B Term Loans, First Lien, 4.50% (LIBOR03M+375bps), 4/21/28 (b)	173,250	170,941
Total Senior Secured Loans (Cost $6,350,475)		6,196,333

Corporate Bonds (65.8%)
Communication Services (11.7%):
CSC Holdings LLC, 5.75%, 1/15/30, Callable 1/15/25 @ 102.88(e)	250,000	222,675
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 7/1/22 @ 103.38(e)(f)	452,000	452,027
Entercom Media Corp., 6.75%, 3/31/29, Callable 3/31/24 @ 103.38(e)	200,000	186,768
Gray Television, Inc., 4.75%, 10/15/30, Callable 10/15/25 @ 102.38(e)	250,000	232,195
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 5/1/22 @ 104.19	350,000	361,816
Nexstar Broadcasting, Inc., 5.63%, 7/15/27, Callable 7/15/22 @ 104.22(e)	500,000	506,285
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75(e)(g)	250,000	217,025
TEGNA, Inc., 5.00%, 9/15/29, Callable 9/15/24 @ 102.5(g)	500,000	502,740
Univision Communications, Inc., 6.63%, 6/1/27, Callable 6/1/23 @ 103.31(e)	500,000	523,915
		3,205,446
Consumer Discretionary (16.8%):
Academy Ltd., 6.00%, 11/15/27, Callable 11/15/23 @ 103(e)	200,000	204,790
Affinity Gaming, 6.88%, 12/15/27, Callable 12/1/23 @ 103.44(e)(g)	250,000	244,213
Ambience Merger Sub, Inc., 7.13%, 7/15/29, Callable 7/15/24 @ 103.56(e)	200,000	173,170
American Axle & Manufacturing, Inc., 5.00%, 10/1/29, Callable 10/1/24 @ 102.5(f)	500,000	468,765
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 10/15/22 @ 102.94(f)	400,000	386,336
Ford Motor Co., 9.00%, 4/22/25, Callable 3/22/25 @ 100(g)	250,000	286,392
LBM Acquisition LLC, 6.25%, 1/15/29, Callable 1/15/24 @ 103.13(e)	200,000	187,278
Life Time, Inc., 5.75%, 1/15/26, Callable 1/15/23 @ 102.88(e)(g)	250,000	249,713
Mattel, Inc., 5.45%, 11/1/41, Callable 5/1/41 @ 100	25,000	26,599
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100	250,000	253,490
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/1/30, Callable 2/1/25 @ 102.75(e)	100,000	93,513
Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 8.50%, 5/15/27, Callable 5/15/22 @ 104.25(e)	500,000	518,840
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 9/1/29, Callable 9/1/24 @ 102.81 (e)	200,000	172,178
5.88%, 9/1/31, Callable 9/1/26 @ 102.98 (e)	400,000	342,492
Scientific Games Holdings LP/Scientific Games US FinCo., Inc., 6.63%, 3/1/30, Callable 3/1/25 @ 103.31(e)	250,000	246,350
Scientific Games International, Inc., 8.25%, 3/15/26, Callable 4/14/22 @ 104.13(e)	300,000	312,375
Tenneco, Inc., 5.00%, 7/15/26, Callable 5/13/22 @ 102.5(f)	130,000	127,856
Viking Cruises Ltd., 13.00%, 5/15/25, Callable 5/15/22 @ 109.75(e)(g)	300,000	333,027
		4,627,377

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory High Yield VIP Series	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Consumer Staples (0.8%):
Simmons Foods, Inc./Simmons prepared Foods, Inc./Simmons Pet Food, Inc./ Simmons Feed, 4.63%, 3/1/29, Callable 3/1/24 @ 102.31(e)	$50,000	$46,887
Triton Water Holdings, Inc., 6.25%, 4/1/29, Callable 4/1/24 @ 103.13(e)	200,000	170,908
		217,795
Energy (5.8%):
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 6/15/29, Callable 6/15/24 @ 102.69(e)	50,000	49,936
Antero Resources Corp.
8.38%, 7/15/26, Callable 1/15/24 @ 104.19 (e)	162,000	179,094
7.63%, 2/1/29, Callable 2/1/24 @ 103.81 (e)(g)	84,000	90,940
Citgo Holding, Inc., 9.25%, 8/1/24, Callable 5/13/22 @ 104.63(e)	250,000	252,572
CITGO Petroleum Corp., 7.00%, 6/15/25, Callable 6/15/22 @ 103.5(e)	250,000	252,915
Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38(e)	250,000	257,358
PBF Holding Co. LLC/PBF Finance Corp.
9.25%, 5/15/25, Callable 5/15/22 @ 104.63 (e)	200,000	205,776
6.00%, 2/15/28, Callable 2/15/23 @ 103	250,000	200,975
Range Resources Corp., 5.00%, 3/15/23, Callable 12/15/22 @ 100	100,000	100,833
		1,590,399
Financials (6.0%):
AmWINS Group, Inc., 4.88%, 6/30/29, Callable 6/30/24 @ 102.44(e)	150,000	143,291
BCPE Cycle Merger Sub II, Inc., 10.63%, 7/15/27, Callable 7/15/22 @ 105.31(e)	300,000	286,467
BCPE Ulysses Intermediate, Inc. (7.75% Cash or 8.50% PIK), 7.75%, 4/1/27, Callable 4/1/23 @ 102(e)	50,000	45,412
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29, Callable 4/15/24 @ 102.63(e)	200,000	188,006
Gray Escrow II, Inc., 5.38%, 11/15/31, Callable 11/15/26 @ 102.69(e)	125,000	119,564
Gray Television, Inc., 7.00%, 5/15/27, Callable 5/15/22 @ 105.25(e)	250,000	260,732
LABL Escrow Issuer LLC, 10.50%, 7/15/27, Callable 7/15/22 @ 105.25(e)(g)	250,000	250,917
SWF Escrow Issuer Corp., 6.50%, 10/1/29, Callable 10/1/24 @ 103.25(e)(g)	50,000	42,838
Victors Merger Corp., 6.38%, 5/15/29, Callable 5/15/24 @ 103.19(e)	200,000	164,020
White Capital Parent LLC, 8.25%, 3/15/26, Callable 5/13/22 @ 102(e)	150,000	147,822
		1,649,069
Health Care (7.2%):
Air Methods Corp., 8.00%, 5/15/25, Callable 5/13/22 @ 102(e)(f)(g)	350,000	302,722
CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06(e)(f)	300,000	279,909
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA, 7.25%, 2/1/28, Callable 2/1/23 @ 103.63(e)	148,000	152,399
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 2/1/23 @ 104.63(e)(g)	300,000	301,434
Regional Care Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26, Callable 5/13/22 @ 104.88(e)	300,000	314,085
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 4/28/22 @ 100(e)	350,000	314,919
Tenet Healthcare Corp., 6.13%, 10/1/28, Callable 10/1/23 @ 103.06(e)	300,000	304,935
		1,970,403
Industrials (12.7%):
Ahern Rentals, Inc., 7.38%, 5/15/23, Callable 5/13/22 @ 100(e)(f)	425,000	395,148
American Airlines, Inc., 11.75%, 7/15/25(e)	250,000	292,012
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(e)	150,000	149,487
Aramark Services, Inc., 6.38%, 5/1/25, Callable 5/13/22 @ 103.19(e)	250,000	256,745
Madison IAQ LLC, 5.88%, 6/30/29, Callable 6/30/24 @ 102.94(e)	200,000	179,322
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25(e)	250,000	260,285

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory High Yield VIP Series	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
NESCO Holdings II, Inc., 5.50%, 4/15/29, Callable 4/15/24 @ 102.75(e)	$100,000	$98,569
Pike Corp., 5.50%, 9/1/28, Callable 9/1/23 @ 102.75(e)	500,000	470,470
SRS Distribution, Inc., 6.13%, 7/1/29, Callable 7/1/24 @ 103.06(e)(f)	125,000	116,093
The Hertz Corp., 5.00%, 12/1/29, Callable 12/1/24 @ 102.5(e)(g)	500,000	454,810
TransDigm, Inc., 4.63%, 1/15/29, Callable 1/15/24 @ 102.31	325,000	304,077
Triumph Group, Inc., 6.25%, 9/15/24, Callable 5/13/22 @ 101.56(e)	175,000	174,009
Wabash National Corp., 4.50%, 10/15/28, Callable 10/15/24 @ 102.25(e)	100,000	90,292
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 6/15/23 @ 103.63(e)	250,000	265,372
		3,506,691
Information Technology (1.7%):
Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable 7/1/23 @ 104.06(e)	250,000	268,152
Veritas U.S., Inc./Veritas Bermuda Ltd., 7.50%, 9/1/25, Callable 5/13/22 @ 103.75(e)	200,000	189,802
		457,954
Materials (2.4%):
Allegheny Technologies, Inc., 5.13%, 10/1/31, Callable 10/1/26 @ 102.56	250,000	235,625
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 6/15/28, Callable 6/15/24 @ 103.06(e)	200,000	200,760
Midas OpCo Holdings LLC, 5.63%, 8/15/29, Callable 8/15/24 @ 102.81(e)	250,000	235,978
		672,363
Real Estate (0.7%):
Adams Homes, Inc., 7.50%, 2/15/25, Callable 4/28/22 @ 103.75(e)	200,000	199,782
Total Corporate Bonds (Cost $18,528,931)		18,097,279

Yankee Dollars (6.7%)
Communications (1.1%):
Telesat Canada/Telesat LLC, 5.63%, 12/6/26, Callable 12/6/23 @ 102.81(e)	400,000	305,320

Energy (0.8%):
TechnipFMC PLC, 6.50%, 2/1/26, Callable 2/1/23 @ 103.25(e)	200,000	207,176

Health Care (1.1%):
Bausch Health Cos., Inc., 6.13%, 4/15/25, Callable 4/19/22 @ 102.04(e)	313,000	315,444

Industrials (1.8%):
Bombardier, Inc., 7.88%, 4/15/27, Callable 5/13/22 @ 103.94(e)(f)	400,000	391,748
VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25 @ 103.19(e)(f)	100,000	94,107
		485,855
Information Technology (0.7%):
ION Trading Technologies Sarl, 5.75%, 5/15/28, Callable 5/15/24 @ 102.88(e)	200,000	193,856

Materials (1.2%):
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 5/13/22 @ 101.94(e)(g)	250,000	248,630

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory High Yield VIP Series	March 31, 2022
(Unaudited)

Security Description	Shares or Principal Amount	Value
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.13%, 4/1/29, Callable 4/1/24 @ 102.56(e)	$100,000	$92,397
		341,027
Total Yankee Dollars (Cost $1,914,195)		1,848,678

Collateral for Securities Loaned (10.3%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (h)	55,165	55,165
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (h)	1,547,374	1,547,374
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (h)	27,530	27,530
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (h)	219,516	219,516
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (h)	986,988	986,988
Total Collateral for Securities Loaned (Cost $2,836,573)		2,836,573
Total Investments (Cost $29,845,517) — 106.2%		29,233,384
Liabilities in excess of other assets — (6.2)%		(1,716,287)
NET ASSETS - 100.00%		$27,517,097

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2022.
(c)	The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(d)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(e)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of March 31, 2022, the fair value of these securities was $16,690,453 and amounted to 60.7% of net assets.
(f)	All or a portion of this security is on loan.
(g)	All or a portion of the security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.
(h)	Rate disclosed is the daily yield on March 31, 2022.

bps—Basis points
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security
LIBOR06M—6 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
PIK—Payment-in-Kind
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory INCORE Investment Quality Bond VIP Series	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (4.0%)
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 6/15/27, Callable 9/15/23 @ 100 (a)	$2,487,000	$2,453,806
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%, 1/19/27, Callable 10/16/24 @ 100 (a)	2,218,000	2,105,527
JPMorgan Chase Bank NA, Series 2021-2, Class C, 0.97%, 12/26/28, Callable 3/25/25 @ 100 (b)	1,290,437	1,265,671
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27, Callable 6/15/24 @ 100 (a)	2,213,000	2,112,430
Santander Retail Auto Lease Trust, Series 2021-A, Class C, 1.14%, 3/20/26, Callable 4/20/24 @ 100 (a)(b)	6,080,000	5,830,512
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 4/10/25 @ 100 (a)(b)	1,952,000	1,920,470
Westlake Automobile Receivables Trust, Series 2021-1A, Class C, 0.95%, 3/16/26, Callable 3/15/24 @ 100 (a)(b)	3,001,000	2,906,447
Westlake Automobile Receivables Trust, Series 2021-2A, Class C, 0.89%, 7/15/26, Callable 8/15/24 @ 100 (a)(b)	3,162,000	3,013,003
Total Asset-Backed Securities (Cost $22,401,289)		21,607,866

Collateralized Mortgage Obligations (3.9%)
BANK, Series 2020-BN26, Class AS, 2.69%, 3/15/63, Callable 3/15/30 @ 100 (a)	2,590,000	2,406,977
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AS, 2.92%, 1/15/53, Callable 2/15/30 @ 100 (a)	2,241,000	2,140,830
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A4, 2.90%, 7/10/49, Callable 7/10/26 @ 100 (a)	2,060,505	2,012,933
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4, 3.78%, 9/10/58, Callable 9/10/25 @ 100	1,204,737	1,217,093
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5, 3.72%, 9/15/48, Callable 7/15/25 @ 100 (a)	1,367,000	1,379,663
COMM Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 8/10/48, Callable 8/10/25 @ 100 (a)	1,535,000	1,551,526
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5, 3.50%, 11/15/49, Callable 10/15/26 @ 100	1,161,000	1,163,276
GS Mortgage Securities Trust, Series 2016-GS2, Class A4, 3.05%, 5/10/49, Callable 2/10/26 @ 100 (a)	1,510,087	1,486,398
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.38%, 5/10/50, Callable 5/10/25 @ 100 (a)	1,428,000	1,422,926
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49, Callable 7/15/26 @ 100 (a)	1,943,000	1,891,802
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4, 3.23%, 10/15/48, Callable 3/15/25 @ 100 (a)	1,694,000	1,678,414
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%, 12/15/49, Callable 12/15/26 @ 100 (a)	1,335,542	1,348,428
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.81%, 12/15/48, Callable 12/15/25 @ 100 (a)	1,374,000	1,391,760
Total Collateralized Mortgage Obligations (Cost $22,170,470)		21,092,026

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond VIP Series	March 31, 2022

(Unaudited)

Security Description	Shares or Principal Amount	Value
Preferred Stocks (5.0%)
Financials (2.0%):
AMG Capital Trust II, 10/15/37, 5.15% (a)	48,455	$2,689,282
Bank of America Corp., Series L, 7.25% (a)(c)	2,568	3,370,500
KKR & Co., Inc., Series C, 9/15/23, 6.00% (a)	23,207	1,724,512
Wells Fargo & Co., Series L, 7.50% (a)(c)	2,285	3,027,625
		10,811,919
Health Care (0.1%):
Danaher Corp., Series B, 4/15/23, 5.00%	349	551,155

Industrials (0.5%):
Stanley Black & Decker, Inc., 11/15/22, 5.25% (a)	28,302	2,488,029

Utilities (2.4%):
American Electric Power Co., Inc., 8/15/23, 6.13% (d)	15,205	849,503
CenterPoint Energy, Inc., 9/15/29, 4.57%	8,930	454,894
Dominion Energy, Inc., Series A, 6/1/22, 7.25% (a)	28,460	2,890,113
DTE Energy Co., 11/1/22, 6.25% (a)	41,640	2,218,996
NextEra Energy, Inc., 3/1/23, 5.28% (a)	67,460	3,518,039
NiSource, Inc., 3/1/24, 7.75%	1,950	232,011
The Southern Co., Series 2019, 8/1/22, 6.75% (a)	46,025	2,513,425
		12,676,981
Total Preferred Stocks (Cost $27,052,701)		26,528,084

Corporate Bonds (52.7%)
Communication Services (2.1%):
AT&T, Inc.
4.25%, 3/1/27, Callable 12/1/26 @ 100 (a)	$1,140,000	1,191,904
5.15%, 11/15/46, Callable 5/15/46 @ 100 (a)	2,433,000	2,775,128
CenturyLink, Inc., 6.75%, 12/1/23	962,000	1,000,230
Comcast Corp.
3.45%, 2/1/50, Callable 8/1/49 @ 100 (a)	1,346,000	1,267,447
2.80%, 1/15/51, Callable 7/15/50 @ 100	1,166,000	980,886
Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06(a)(b)	1,190,000	1,115,066
Verizon Communications, Inc.
3.38%, 2/15/25 (a)(d)	1,017,000	1,029,418
3.55%, 3/22/51, Callable 9/22/50 @ 100 (a)	2,110,000	1,990,152
		11,350,231
Consumer Discretionary (7.6%):
Booking Holdings, Inc., 0.75%, 5/1/25(a)(d)	2,765,000	4,038,697
D.R. Horton, Inc., 2.50%, 10/15/24, Callable 9/15/24 @ 100(a)	5,960,000	5,875,964
Dana, Inc., 5.63%, 6/15/28, Callable 6/15/23 @ 102.81	1,118,000	1,129,851
Expedia Group, Inc., 3.60%, 12/15/23, Callable 11/15/23 @ 100(a)	1,712,000	1,723,316
Expedia Group, Inc., 2/15/26(a)(d)(e)	2,760,000	3,325,386
Ford Motor Co., 3/15/26(e)	885,000	1,048,946
General Motors Co., 4.88%, 10/2/23(a)	1,976,000	2,036,189
Lennar Corp., 5.00%, 6/15/27, Callable 12/15/26 @ 100(a)	1,781,000	1,870,282
Marriott International, Inc., 3.60%, 4/15/24, Callable 3/15/24 @ 100(a)	2,784,000	2,814,875
Meritage Homes Corp., 6.00%, 6/1/25, Callable 3/1/25 @ 100	587,000	617,753
Murphy Oil USA, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a)(b)	1,721,000	1,577,193
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100(a)	2,026,000	2,119,277

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond VIP Series	March 31, 2022

(Unaudited)

Security Description	Principal Amount	Value
NVR, Inc.
3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	$2,375,000	$2,384,761
3.00%, 5/15/30, Callable 11/15/29 @ 100 (a)	2,303,000	2,153,489
PulteGroup, Inc., 5.00%, 1/15/27, Callable 10/15/26 @ 100(a)(d)	2,051,000	2,164,790
Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100(a)	1,220,000	1,223,172
The Goodyear Tire Rubber Co., 5.25%, 4/30/31, Callable 1/30/31 @ 100(a)(d)	1,626,000	1,530,034
Whirlpool Corp., 2.40%, 5/15/31, Callable 2/15/31 @ 100(a)	1,625,000	1,484,649
Yum! Brands, Inc., 3.63%, 3/15/31, Callable 12/15/30 @ 100(a)	1,478,000	1,348,512
		40,467,136
Consumer Staples (2.2%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 5/13/22 @ 100(a)(b)	3,126,000	3,003,117
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100(a)	898,000	929,592
BAT Capital Corp., 5.28%, 4/2/50, Callable 10/2/49 @ 100(a)	1,686,000	1,666,897
Church & Dwight Co., Inc.
2.45%, 8/1/22, Callable 7/1/22 @ 100 (a)	620,000	621,581
2.30%, 12/15/31, Callable 9/15/31 @ 100	1,231,000	1,124,186
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100(a)	1,000,000	1,079,950
Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100(a)	1,835,000	1,939,999
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	1,271,000	1,477,703
		11,843,025
Energy (4.3%):
Continental Resources, Inc.
4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	2,084,000	2,112,967
2.27%, 11/15/26, Callable 11/15/23 @ 100 (a)(b)	2,295,000	2,147,454
EOG Resources, Inc., 4.95%, 4/15/50, Callable 10/15/49 @ 100(a)(d)	1,196,000	1,468,808
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100(a)	737,000	742,417
HollyFrontier Corp., 2.63%, 10/1/23(a)	2,069,000	2,050,069
Marathon Oil Corp., 6.60%, 10/1/37(a)(d)	2,476,000	3,017,179
Pioneer Natural Resources Co.
0.25%, 5/15/25 (a)	2,485,000	5,912,039
1.90%, 8/15/30, Callable 5/15/30 @ 100 (a)	1,976,000	1,751,428
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100(a)	2,215,000	2,218,721
Western Midstream Operating LP, 4.80%, 2/1/30, Callable 11/1/29 @ 100(a)	1,626,000	1,625,138
		23,046,220
Financials (13.6%):
Aflac, Inc., 4.75%, 1/15/49, Callable 7/15/48 @ 100	341,000	390,803
Alleghany Corp., 3.63%, 5/15/30, Callable 2/15/30 @ 100(a)	965,000	971,330
Ares Capital Corp., 4.63%, 3/1/24(a)	3,170,000	3,567,582
Bank of America Corp.
4.20%, 8/26/24 (a)	1,400,000	1,434,692
3.25%, 10/21/27, Callable 10/21/26 @ 100, MTN (a)	1,775,000	1,770,101
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100 (a)(f)	3,040,000	2,768,741
Capital One Financial Corp.
3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	1,935,000	1,946,862
2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100 (a)(f)	3,930,000	3,364,159
Cincinnati Financial Corp., 6.13%, 11/1/34(a)	1,795,000	2,205,947
Citigroup, Inc.
3.88%, 3/26/25	929,000	940,891
4.60%, 3/9/26 (a)	873,000	906,060
4.45%, 9/29/27 (a)	1,000,000	1,030,940
4.41% (SOFR+391bps), 3/31/31, Callable 3/31/30 @ 100 (f)	3,763,000	3,918,337
Fifth Third Bancorp
1.63%, 5/5/23, Callable 4/5/23 @ 100	1,165,000	1,153,991

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond VIP Series	March 31, 2022

(Unaudited)

Security Description	Principal Amount	Value
3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	$5,053,000	$5,117,982
Ford Motor Credit Co. LLC, 4.06%, 11/1/24, Callable 10/1/24 @ 100(a)	2,510,000	2,503,650
General Motors Financial Co., Inc., 4.15%, 6/19/23, Callable 5/19/23 @ 100	966,000	981,427
Globe Life, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100(a)	2,094,000	1,876,182
JPMorgan Chase & Co.
2.95%, 10/1/26, Callable 7/1/26 @ 100 (a)	3,400,000	3,378,206
2.55% (SOFR+118bps), 11/8/32, Callable 11/8/31 @ 100 (a)(f)	3,348,000	3,055,887
5.60%, 7/15/41	980,000	1,190,386
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23(a)(b)	2,555,000	2,799,769
Morgan Stanley
4.88%, 11/1/22 (a)	2,718,000	2,764,070
3.75%, 2/25/23 (a)	3,000,000	3,047,010
3.13%, 7/27/26, MTN (a)	5,500,000	5,451,270
Old Republic International Corp., 3.85%, 6/11/51, Callable 12/11/50 @ 100	976,000	907,387
Regions Financial Corp., 1.80%, 8/12/28, Callable 6/12/28 @ 100(a)	2,186,000	1,961,760
Sixth Street Specialty Lending, Inc., 4.50%, 8/1/22	770,000	943,165
SVB Financial Group, 3.13%, 6/5/30, Callable 3/5/30 @ 100(a)	3,110,000	2,993,686
Wachovia Corp., 5.50%, 8/1/35(a)	1,000,000	1,131,660
Wells Fargo & Co.
4.30%, 7/22/27, MTN (a)	3,553,000	3,691,780
4.90%, 11/17/45 (a)	890,000	985,141
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	2,000,000	1,926,880
		73,077,734
Health Care (6.8%):
AbbVie, Inc.
3.85%, 6/15/24, Callable 3/15/24 @ 100	3,000,000	3,058,740
3.20%, 11/21/29, Callable 8/21/29 @ 100 (a)	2,580,000	2,549,324
4.45%, 5/14/46, Callable 11/14/45 @ 100 (a)	1,278,000	1,360,840
Anthem, Inc.
2.38%, 1/15/25, Callable 12/15/24 @ 100 (a)	1,278,000	1,260,964
2.75%, 10/15/42 (a)	640,000	4,464,396
Baxter International, Inc.
2.54%, 2/1/32, Callable 11/1/31 @ 100 (a)(b)	3,469,000	3,172,123
3.50%, 8/15/46, Callable 2/15/46 @ 100	862,000	790,273
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13(a)	1,410,000	1,415,429
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100(a)	1,716,000	1,747,557
Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63(a)(b)	2,186,000	2,040,697
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100(a)	1,234,000	1,241,762
Illumina, Inc., 8/15/23(a)(d)(e)\	2,555,000	2,814,971
Mylan, Inc., 4.55%, 4/15/28, Callable 1/15/28 @ 100(a)	3,228,000	3,263,895
Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50, Callable 3/15/50 @ 100	1,328,000	1,063,994
Universal Health Services, Inc.
1.65%, 9/1/26, Callable 8/1/26 @ 100 (a)(b)	3,623,000	3,322,762
2.65%, 10/15/30, Callable 7/15/30 @ 100 (b)	854,000	776,534
Viatris, Inc.
2.30%, 6/22/27, Callable 4/22/27 @ 100	730,000	664,541
4.00%, 6/22/50, Callable 12/22/49 @ 100 (a)	1,735,000	1,464,843
		36,473,645
Industrials (4.5%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	909,000	798,920
Air Lease Corp.
0.70%, 2/15/24, Callable 1/15/24 @ 100, MTN (a)	2,401,000	2,291,082
0.80%, 8/18/24, Callable 7/18/24 @ 100 (a)	1,340,000	1,261,503
CSX Corp., 3.35%, 9/15/49, Callable 3/15/49 @ 100(a)	1,635,000	1,524,932
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100(a)	2,465,000	2,490,537

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond VIP Series	March 31, 2022

(Unaudited)

Security Description	Principal Amount	Value
Hillenbrand, Inc., 5.00%, 9/15/26, Callable 7/15/26 @ 100(a)	$3,720,000	$3,802,993
Norfolk Southern Corp.
2.30%, 5/15/31, Callable 2/15/31 @ 100 (d)	2,139,000	1,989,848
2.90%, 8/25/51, Callable 2/25/51 @ 100	1,073,000	928,488
Oshkosh Corp., 3.10%, 3/1/30, Callable 12/1/29 @ 100(a)	1,190,000	1,111,758
Rockwell Automation, Inc., 6.25%, 12/1/37(a)	1,351,000	1,661,028
Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(b)	1,094,000	1,013,460
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100(a)	1,100,000	1,166,033
Southwest Airlines Co., 1.25%, 5/1/25(a)	2,760,000	3,754,814
		23,795,396
Information Technology (5.6%):
Akamai Technologies, Inc., 0.13%, 5/1/25(a)	1,165,000	1,538,872
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100(a)	1,074,000	1,266,117
Block, Inc., 0.25%, 11/1/27	505,000	461,166
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100(a)	3,175,000	3,213,195
Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100(a)	1,300,000	1,386,203
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100(a)	2,969,000	3,047,559
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100(a)(d)	2,885,000	3,247,587
Micron Technology, Inc., 5.33%, 2/6/29, Callable 11/6/28 @ 100(a)	4,252,000	4,622,009
NCR Corp., 5.25%, 10/1/30, Callable 10/1/25 @ 102.63(b)	729,000	690,523
NetApp, Inc., 3.25%, 12/15/22, Callable 9/15/22 @ 100(a)	1,345,000	1,351,093
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100(a)	1,299,000	1,447,320
Visa, Inc., 2.00%, 8/15/50, Callable 2/15/50 @ 100	2,488,000	1,930,663
Vishay Intertechnology, Inc., 2.25%, 6/15/25(d)	975,000	981,669
Western Digital Corp.
1.50%, 2/1/24 (a)	3,972,000	3,837,548
2.85%, 2/1/29, Callable 12/1/28 @ 100	1,293,000	1,185,358
		30,206,882
Materials (1.0%):
Celanese US Holdings LLC, 4.63%, 11/15/22(a)	1,870,000	1,898,069
Newmont Corp., 2.60%, 7/15/32, Callable 4/15/32 @ 100	885,000	813,934
Southern Copper Corp., 5.25%, 11/8/42(a)	850,000	964,724
The Scotts Miracle-Gro Co., 4.50%, 10/15/29, Callable 10/15/24 @ 102.25(a)(d)	1,626,000	1,524,034
		5,200,761
Real Estate (3.4%):
Essential Properties LP, 2.95%, 7/15/31, Callable 4/15/31 @ 100	1,148,000	1,008,105
Highwoods Realty LP, 3.63%, 1/15/23, Callable 10/15/22 @ 100(a)	5,523,000	5,548,958
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63(b)	910,000	891,554
Kite Realty Group LP, 0.75%, 4/1/27(a)(b)	1,670,000	1,751,730
Kite Realty Group Trust, 4.00%, 3/15/25, Callable 12/15/24 @ 100(a)	3,006,000	3,022,653
Physicians Realty LP
3.95%, 1/15/28, Callable 10/15/27 @ 100 (a)	1,180,000	1,192,874
2.63%, 11/1/31, Callable 8/1/31 @ 100	1,137,000	1,025,506
Regency Centers LP, 4.65%, 3/15/49, Callable 9/15/48 @ 100	1,055,000	1,135,370
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100(a)	1,230,000	1,258,733
STORE Capital Corp., 2.75%, 11/18/30, Callable 8/18/30 @ 100(a)	1,570,000	1,425,010
		18,260,493
Utilities (1.6%):
Ameren Illinois Co., 1.55%, 11/15/30, Callable 8/15/30 @ 100(a)	1,910,000	1,666,819
Consolidated Edison Co. of New York, Inc., 6.30%, 8/15/37	1,640,000	2,055,888
Nevada Power Co., 6.65%, 4/1/36(a)	600,000	771,012

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond VIP Series	March 31, 2022

(Unaudited)

Security Description	Principal Amount	Value
Oklahoma Gas and Electric Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100(a)	$1,546,000	$1,753,411
Public Service Electric & Gas Co., 4.00%, 6/1/44, Callable 12/1/43 @ 100(a)	1,289,000	1,301,941
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100	1,370,000	1,174,652
		8,723,723
Total Corporate Bonds (Cost $288,336,881)		282,445,246

Residential Mortgage-Backed Securities (0.2%)
Bear Stearns ALT-A Trust, Series 2003-3, Class 2A, 2.82%, 10/25/33, Callable 4/25/22 @ 100 (a)(g)	611,215	585,861
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 1.78% (LIBOR01M+132bps), 10/25/32, Callable 4/25/22 @ 100 (f)	577,312	581,851
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/34, Callable 4/25/22 @ 100 (a)	16,289	10,638
Total Residential Mortgage-Backed Securities (Cost $1,198,994)		1,178,350

Yankee Dollars (9.2%)
Communication Services (0.4%):
Vodafone Group PLC, 5.25%, 5/30/48(a)	1,718,000	1,933,695

Consumer Staples (3.3%):
Barry Callebaut Services NV, 5.50%, 6/15/23(b)	5,438,000	5,566,977
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100(a)(b)	5,337,000	5,361,390
Suntory Holdings Ltd.
2.55%, 6/28/22, Callable 5/28/22 @ 100 (a)(b)	4,966,000	4,974,691
2.25%, 10/16/24, Callable 9/16/24 @ 100 (a)(b)	1,600,000	1,557,056
		17,460,114
Energy (0.9%):
Canadian Natural Resources Ltd., 2.95%, 1/15/23, Callable 12/15/22 @ 100	1,255,000	1,260,986
Ecopetrol SA, 5.88%, 9/18/23(a)	2,780,000	2,847,526
Statoil ASA, 3.95%, 5/15/43	930,000	962,904
		5,071,416
Financials (2.1%):
Barclays Bank PLC
2/4/25 (a)(e)	1,030,000	1,646,270
2/18/25 (e)	595,000	660,289
HSBC Holdings PLC, 2.87%, 11/22/32, Callable 11/22/31 @ 100(a)	2,807,000	2,555,437
Newcrest Finance Pty Ltd.
5.75%, 11/15/41 (b)	1,720,000	1,966,527
4.20%, 5/13/50, Callable 11/13/49 @ 100 (b)	665,000	649,339
NXP BV/NXP Funding LLC, 4.63%, 6/1/23, Callable 5/1/23 @ 100(a)(b)	2,500,000	2,537,225
Total Capital International SA, 2.99%, 6/29/41, Callable 12/29/40 @ 100(a)	1,431,000	1,307,791
		11,322,878

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond VIP Series	March 31, 2022

(Unaudited)

Security Description	Principal Amount	Value
Industrials (1.1%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.50%, 7/15/25, Callable 6/15/25 @ 100 (a)	$1,250,000	$1,325,662
1.75%, 1/30/26, Callable 12/30/25 @ 100	1,385,000	1,272,552
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100(a)	1,525,000	1,433,546
Canadian Pacific Railway Co., 3.10%, 12/2/51, Callable 6/2/51 @ 100	813,000	722,960
Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102(b)	1,343,000	1,278,429
		6,033,149
Materials (1.3%):
Anglo American Capital PLC
2.88%, 3/17/31, Callable 12/17/30 @ 100 (a)(b)(d)	2,500,000	2,293,375
3.95%, 9/10/50, Callable 3/10/50 @ 100 (b)(d)	1,710,000	1,612,923
Fresnillo PLC, 4.25%, 10/2/50, Callable 4/2/50 @ 100(b)	800,000	706,608
Rio Tinto Finance USA Ltd., 5.20%, 11/2/40(a)	723,000	867,065
Vale Overseas Ltd., 6.25%, 8/10/26(a)	1,184,000	1,298,860
		6,778,831
Utilities (0.1%):
Iberdrola International BV, 6.75%, 9/15/33	373,000	455,870
Total Yankee Dollars (Cost $50,263,177)		49,055,953

U.S. Government Mortgage-Backed Agencies (25.7%)
Federal Home Loan Bank
1.10%, 4/29/26 (a)	6,750,000	6,332,985
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 7/1/39 (a)	1,183,495	1,276,543
Series 4395, Class PA, 2.50%, 4/15/37 - 7/1/50 (a)	3,127,202	3,044,712
7.00%, 9/1/38 (a)	20,936	23,597
Series 4320, Class AP, 3.50%, 7/15/39 - 10/15/40 (a)	2,976,317	3,024,904
4.50%, 1/1/41 - 12/1/45 (a)	3,657,996	3,885,089
Series 4444, Class CH, 3.00%, 1/15/41 (a)	25,909	26,024
2.00%, 3/1/51 (a)	5,369,647	4,996,508
		16,277,377
Federal National Mortgage Association
5.00%, 4/1/23 - 12/1/39 (a)	587,731	632,812
7.50%, 12/1/29 (a)	23,584	26,224
8.00%, 1/1/30 - 9/1/30 (a)	10,320	11,550
8.00%, 6/1/30	470	531
7.00%, 2/1/32 - 6/1/32 (a)	23,320	26,376
Series 2005-19, Class PB, 5.50%, 3/25/35 - 12/1/38 (a)	4,605,035	4,937,650
1.91% (LIBOR12M+166bps), 12/1/36 (a)(f)	87,524	89,339
6.00%, 2/1/37 (a)	1,416,050	1,571,769
4.50%, 12/1/38 - 6/1/40 (a)	3,293,804	3,410,478
5.50%, 2/1/39	776	822
Series 2013-33, Class UD, 2.50%, 4/25/39 - 7/1/51 (a)	17,239,713	16,532,008
3.50%, 8/1/39 - 12/25/50 (a)	5,415,982	5,486,955
3.00%, 6/1/40 - 5/1/48 (a)	11,077,070	11,001,387
Series 2013-31, Class PA, 2.50%, 2/25/43	913,852	910,367
4.00%, 11/1/43 - 10/1/48 (a)	10,005,053	10,382,366
3.00%, 2/1/47 - 2/25/49	2,757,110	2,729,274
4.00%, 3/1/47 - 6/1/49	1,203,741	1,234,583
4.50%, 5/1/50	416,536	433,301
2.00%, 3/1/51 (a)	9,413,112	8,750,521
2.00%, 4/25/52 (h)	12,200,000	11,315,341
2.50%, 4/25/52 (h)	17,300,000	16,500,688
3.00%, 4/25/52 (h)	8,100,000	7,920,253

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond VIP Series	March 31, 2022

(Unaudited)

Security Description	Shares or Principal Amount	Value
3.50%, 5/25/52 (h)	$10,800,000	$10,775,063
		114,679,658
Government National Mortgage Association
6.00%, 10/15/32 - 12/15/33 (a)	65,850	72,174
Series 2014-42, Class AD, 2.50%, 7/16/41	175,289	174,719
		246,893
Total U.S. Government Mortgage-Backed Agencies (Cost $141,803,806)		137,536,913

U.S. Treasury Obligations (3.7%)
U.S. Treasury Bonds, 1.25%, 5/15/50 (a)	6,600,000	4,926,281
U.S. Treasury Notes
0.13%, 2/15/24	1,311,000	1,258,970
0.75%, 4/30/26 (a)	8,009,000	7,460,258
1.25%, 5/31/28 (a)	3,471,000	3,231,555
1.63%, 5/15/31 (a)	3,217,000	3,030,012
Total U.S. Treasury Obligations (Cost $20,581,353)		19,907,076

Collateral for Securities Loaned (3.6%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (i)	376,461	376,461
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (i)	10,559,706	10,559,706
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (i)	187,873	187,873
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (i)	1,498,040	1,498,040
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (i)	6,735,478	6,735,478
Total Collateral for Securities Loaned (Cost $19,357,558)		19,357,558
Total Investments (Cost $593,166,229) — 108.0%		578,709,072
Liabilities in excess of other assets — (8.0)%		(42,838,165)
NET ASSETS - 100.00%		$535,870,907

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments, delayed delivered and/or when-issued securities.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of March 31, 2022, the fair value of these securities was $67,742,625 and amounted to 12.6% of net assets.
(c)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(d)	All or a portion of this security is on loan.
(e)	Zero-coupon bond.
(f)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2022.
(g)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2022.
(h)	Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(i)	Rate disclosed is the daily yield on March 31, 2022.

bps—Basis points
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security
LIBOR12M—12 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Investment Quality Bond VIP Series	March 31, 2022

(Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note Futures	150	6/30/22	$32,229,312	$31,788,281	$(441,031)
5-Year U.S. Treasury Note Futures	90	6/30/22	10,504,297	10,321,875	(182,422)
Mexican Peso Currency Futures	241	6/13/22	5,627,355	5,992,465	365,110
Ultra Long Term U.S. Treasury Bond Futures	161	6/21/22	29,664,809	28,517,125	(1,147,684)
					$(1,406,027)

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	220	6/21/22	$27,890,751	$27,032,500	$858,251
Canadian Dollar Futures	106	6/14/22	8,264,818	8,489,540	(224,722)
Japanese Yen Futures	100	6/13/22	10,874,998	10,296,875	578,123
Micro E-Mini S&P 500 Futures	886	6/20/22	18,637,546	20,071,223	(1,433,677)
					$(222,025)

	Total unrealized appreciation				$1,801,484
	Total unrealized depreciation				(3,429,536)
	Total net unrealized appreciation (depreciation)				$(1,628,052)

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory INCORE Low Duration Bond VIP Series	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (6.1%)
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C, 0.89%, 10/19/26, Callable 6/18/24 @ 100	$1,815,000	$1,726,309
CarMax Auto Owner Trust, Series 2020-4, Class B, 0.85%, 6/15/26, Callable 7/15/24 @ 100	497,000	470,134
GM Financial Automobile Leasing Trust, Series 2021-1, Class C, 0.70%, 2/20/25, Callable 7/20/23 @ 100	1,164,000	1,129,079
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%, 1/19/27, Callable 10/16/24 @ 100 (a)	951,000	902,776
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 3/25/25 @ 100 (b)	884,871	867,449
Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.75%, 2/17/26, Callable 12/15/23 @ 100	1,164,000	1,141,761
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90%, 6/15/26, Callable 2/15/24 @ 100	1,400,000	1,361,538
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95%, 9/15/27, Callable 2/15/24 @ 100	1,023,000	1,004,391
Santander Retail Auto Lease Trust, Series 2021-A, Class C, 1.14%, 3/20/26, Callable 4/20/24 @ 100 (a)(b)	2,366,000	2,268,913
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable 4/10/25 @ 100 (a)(b)	833,000	819,545
Westlake Automobile Receivables Trust, Series 2021-1A, Class C, 0.95%, 3/16/26, Callable 3/15/24 @ 100 (a)(b)	1,295,000	1,254,198
Westlake Automobile Receivables Trust, Series 2021-2A, Class C, 0.89%, 7/15/26, Callable 8/15/24 @ 100 (a)(b)	1,348,000	1,284,481
Total Asset-Backed Securities (Cost $14,724,588)		14,230,574

Collateralized Mortgage Obligations (5.6%)
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class A4, 3.71%, 9/15/48, Callable 9/15/25 @ 100	540,000	541,673
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 1/10/48, Callable 12/10/25 @ 100	598,000	605,593
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5, 3.72%, 9/15/48, Callable 7/15/25 @ 100 (a)	594,000	599,502
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4, 3.78%, 9/10/58, Callable 9/10/25 @ 100	446,000	450,574
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A4, 3.19%, 4/10/48, Callable 4/10/25 @ 100	535,000	531,344
COMM Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 8/10/48, Callable 8/10/25 @ 100 (a)	691,000	698,439
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, 3.09%, 1/15/49, Callable 3/15/26 @ 100	833,000	821,723
Galaxy CLO Ltd., Series 2017-24A, Class A, 1.36% (LIBOR03M+112bps), 1/15/31, Callable 4/15/22 @ 100 (a)(b)(c)	1,000,000	994,897
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.38%, 5/10/50, Callable 5/10/25 @ 100 (a)	603,000	600,857
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A5, 3.58%, 3/15/49, Callable 1/15/26 @ 100	651,000	653,068

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond VIP Series	March 31, 2022
(Unaudited)

Security Description	Shares or Principal Amount	Value
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A4, 3.77%, 12/15/48, Callable 11/15/25 @ 100	$625,000	$631,242
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4, 3.23%, 10/15/48, Callable 3/15/25 @ 100 (a)	735,000	728,237
Steele Creek CLO Ltd., Series 2017-1A, Class A, 1.49% (LIBOR03M+125bps), 1/15/30, Callable 4/15/22 @ 100 (a)(b)(c)	2,175,000	2,164,523
Voya CLO Ltd., Series 2017-4A, Class A1, 1.37% (LIBOR03M+113bps), 10/15/30, Callable 4/15/22 @ 100 (a)(b)(c)	1,000,000	996,950
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.70%, 11/15/48, Callable 10/15/25 @ 100	650,000	655,417
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A4, 3.64%, 6/15/48, Callable 6/15/25 @ 100	761,000	765,630
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.81%, 12/15/48, Callable 12/15/25 @ 100 (a)	607,000	614,846
Total Collateralized Mortgage Obligations (Cost $13,382,088)		13,054,515

Preferred Stocks (3.2%)
Financials (1.3%):
AMG Capital Trust II, 10/15/37, 5.15% (a)	13,215	733,440
Bank of America Corp., Series L, 7.25% (a)(d)	730	958,125
KKR & Co., Inc., Series C, 9/15/23, 6.00% (a)	8,083	600,648
Wells Fargo & Co., Series L, 7.50% (a)(d)	610	808,250
		3,100,463
Health Care (0.1%):
Danaher Corp., Series B, 4/15/23, 5.00%	149	235,307

Industrials (0.3%):
Stanley Black & Decker, Inc., 11/15/22, 5.25% (a)	8,720	766,575

Utilities (1.5%):
American Electric Power Co., Inc., 8/15/23, 6.13% (e)	4,295	239,962
CenterPoint Energy, Inc., 9/15/29, 4.57%	3,690	187,969
Dominion Energy, Inc., Series A, 6/1/22, 7.25% (a)	7,395	750,962
DTE Energy Co., 11/1/22, 6.25% (a)	11,370	605,907
NextEra Energy, Inc., 3/1/23, 5.28% (a)	15,600	813,540
NiSource, Inc., 3/1/24, 7.75%	815	96,969
The Southern Co., Series 2019, 8/1/22, 6.75% (a)	12,740	695,731
		3,391,040
Total Preferred Stocks (Cost $7,583,324)		7,493,385

Corporate Bonds (52.3%)
Communication Services (2.9%):
AT&T, Inc., 1.70%, 3/25/26, Callable 3/25/23 @ 100	$3,500,000	3,320,380
CenturyLink, Inc., 6.75%, 12/1/23	402,000	417,976
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%, 2/1/24, Callable 1/1/24 @ 100	504,000	516,383

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond VIP Series	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100	$1,412,000	$1,441,511
Verizon Communications, Inc.
3.38%, 2/15/25 (a)	325,000	328,968
1.61% (LIBOR03M+110bps), 5/15/25, Callable 3/15/25 @ 100 (a)(c)	719,000	728,261
		6,753,479
Consumer Discretionary (6.6%):
Amazon.com, Inc., 1.00%, 5/12/26, Callable 4/12/26 @ 100	2,780,000	2,607,723
AutoZone, Inc., 3.13%, 4/18/24, Callable 3/18/24 @ 100	2,682,000	2,689,751
Booking Holdings, Inc., 0.75%, 5/1/25(a)(e)	760,000	1,110,094
D.R. Horton, Inc., 4.75%, 2/15/23, Callable 11/15/22 @ 100(a)	3,006,000	3,054,427
Expedia Group, Inc., 3.60%, 12/15/23, Callable 11/15/23 @ 100(a)	980,000	986,478
Expedia Group, Inc., 2/15/26(a)(e)(f)	780,000	939,783
Ford Motor Co., 3/15/26(f)	325,000	385,206
General Motors Co., 4.88%, 10/2/23(a)	1,191,000	1,227,278
Kohl's Corp., 4.25%, 7/17/25, Callable 4/17/25 @ 100(e)	1,138,000	1,153,511
Marriott International, Inc., 3.60%, 4/15/24, Callable 3/15/24 @ 100(a)	1,225,000	1,238,585
		15,392,836
Consumer Staples (2.4%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 5/13/22 @ 100(a)(b)	2,296,000	2,205,744
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100(a)	295,000	305,378
Constellation Brands, Inc., 4.25%, 5/1/23(a)	954,000	971,888
Keurig Dr Pepper, Inc., 4.06%, 5/25/23(a)	638,000	648,967
Tyson Foods, Inc.
3.90%, 9/28/23, Callable 8/28/23 @ 100 (a)	400,000	406,032
3.95%, 8/15/24, Callable 5/15/24 @ 100	1,130,000	1,151,787
		5,689,796
Energy (3.2%):
Boardwalk Pipelines LP, 3.38%, 2/1/23, Callable 11/1/22 @ 100	400,000	402,020
Continental Resources, Inc.
4.50%, 4/15/23, Callable 1/15/23 @ 100 (a)	732,000	742,175
2.27%, 11/15/26, Callable 11/15/23 @ 100 (a)(b)	1,048,000	980,624
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100(a)	310,000	312,278
HollyFrontier Corp., 2.63%, 10/1/23(a)	929,000	920,500
Pioneer Natural Resources Co.
0.55%, 5/15/23	1,280,000	1,251,494
0.25%, 5/15/25 (a)	785,000	1,867,586
Plains All American Pipeline LP/PAA Finance Corp., 2.85%, 1/31/23, Callable 10/31/22 @ 100(a)	925,000	926,554
		7,403,231
Financials (16.1%):
Ares Capital Corp., 4.63%, 3/1/24(a)	945,000	1,063,522
Bank of America Corp.
4.20%, 8/26/24 (a)	2,551,000	2,614,214
1.53% (SOFR+65bps), 12/6/25, Callable 12/6/24 @ 100, MTN (c)	1,720,000	1,645,834
Capital One Financial Corp.
3.30%, 10/30/24, Callable 9/30/24 @ 100 (a)	627,000	630,843
1.34%, 12/6/24, Callable 12/6/23 @ 100	2,158,000	2,094,296
2.64% (SOFR+129bps), 3/3/26, Callable 3/3/25 @ 100 (c)	1,999,000	1,957,201
Citigroup, Inc., 3.11% (SOFR+284bps), 4/8/26, Callable 4/8/25 @ 100(c)	3,016,000	2,990,635
Dana Financing Luxembourg Sarl, 5.75%, 4/15/25, Callable 5/13/22 @ 101.44(a)(b)	808,000	816,241
Fifth Third Bancorp
1.63%, 5/5/23, Callable 4/5/23 @ 100 (e)	1,880,000	1,862,234

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond VIP Series	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
3.65%, 1/25/24, Callable 12/25/23 @ 100 (a)	$731,000	$740,401
Ford Motor Credit Co. LLC, 3.10%, 5/4/23(a)	1,500,000	1,498,545
General Motors Financial Co., Inc., 5.10%, 1/17/24, Callable 12/17/23 @ 100	2,451,000	2,536,319
Harley-Davidson Financial Services, Inc., 3.35%, 2/15/23, Callable 1/15/23 @ 100(b)	1,512,000	1,513,527
JPMorgan Chase & Co.
2.30%, 10/15/25, Callable 10/15/24 @ 100	3,934,000	3,843,793
2.60%, 2/24/26, Callable 2/24/25 @ 100 (e)	1,067,000	1,048,050
JPMorgan Chase Financial Co. LLC, 0.25%, 5/1/23(a)(b)	1,005,000	1,101,279
Morgan Stanley, 0.53%, 1/25/24, Callable 1/25/23 @ 100	3,425,000	3,369,686
Sixth Street Specialty Lending, Inc., 4.50%, 8/1/22	330,000	404,214
The Bank of New York Mellon Corp., 0.75%, 1/28/26, Callable 12/28/25 @ 100, MTN	1,085,000	1,004,515
The Goldman Sachs Group, Inc., 2.03% (LIBOR03M+175bps), 10/28/27, Callable 10/28/26 @ 100(a)(c)	1,500,000	1,548,195
Wells Fargo & Co.
0.81%, 5/19/25, Callable 5/19/24 @ 100, MTN	700,000	668,612
2.41%, 10/30/25, Callable 10/30/24 @ 100, MTN	2,488,000	2,438,116
		37,390,272
Health Care (6.1%):
AbbVie, Inc., 3.85%, 6/15/24, Callable 3/15/24 @ 100	3,455,000	3,522,649
Anthem, Inc., 2.75%, 10/15/42(a)	120,000	837,074
Biogen, Inc., 3.63%, 9/15/22	925,000	932,862
Centene Corp., 4.25%, 12/15/27, Callable 12/15/22 @ 102.13(a)	588,000	590,264
HCA, Inc., 5.00%, 3/15/24	2,521,000	2,613,218
Humana, Inc., 2.90%, 12/15/22, Callable 11/15/22 @ 100(a)	515,000	518,239
Illumina, Inc., 8/15/23(a)(e)(f)	745,000	820,804
Mylan, Inc., 3.13%, 1/15/23(b)	2,521,000	2,532,042
Universal Health Services, Inc., 1.65%, 9/1/26, Callable 8/1/26 @ 100(a)(b)	1,554,000	1,425,220
Viatris, Inc., 1.13%, 6/22/22	475,000	474,877
		14,267,249
Industrials (4.4%):
Air Lease Corp., 0.70%, 2/15/24, Callable 1/15/24 @ 100, MTN(a)	3,385,000	3,230,035
Delta Air Lines, Inc., 3.80%, 4/19/23, Callable 3/19/23 @ 100(a)	1,025,000	1,035,619
EnPro Industries, Inc., 5.75%, 10/15/26, Callable 5/13/22 @ 104.31(a)	1,000,000	1,024,560
Sensata Technologies BV, 5.63%, 11/1/24(a)(b)	785,000	815,607
Southwest Airlines Co.
4.75%, 5/4/23	1,973,000	2,017,274
1.25%, 5/1/25 (a)	895,000	1,217,594
Waste Management, Inc., 2.40%, 5/15/23, Callable 3/15/23 @ 100(a)	782,000	782,000
		10,122,689
Information Technology (4.4%):
Akamai Technologies, Inc., 0.13%, 5/1/25(a)	415,000	548,182
Block, Inc., 0.25%, 11/1/27(e)	215,000	196,338
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100(a)	2,520,000	2,550,315
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100(a)	1,334,000	1,369,298
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100(a)(e)	945,000	1,063,767
KLA Corp., 4.65%, 11/1/24, Callable 8/1/24 @ 100	504,000	522,366
Marvell Technology Group Ltd., 4.20%, 6/22/23, Callable 5/22/23 @ 100	842,000	853,434
NCR Corp., 5.00%, 10/1/28, Callable 10/1/23 @ 102.5(b)	608,000	582,604
Seagate HDD Cayman, 4.88%, 3/1/24, Callable 1/1/24 @ 100	1,000,000	1,029,450
Vishay Intertechnology, Inc., 2.25%, 6/15/25	250,000	251,710

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond VIP Series	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Western Digital Corp., 1.50%, 2/1/24(a)	$1,265,000	$1,222,180
		10,189,644
Materials (2.8%):
Celanese US Holdings LLC, 4.63%, 11/15/22(a)	780,000	791,708
Graphic Packaging International LLC, 0.82%, 4/15/24, Callable 3/15/24 @ 100(b)	2,022,000	1,923,084
Nucor Corp., 4.13%, 9/15/22, Callable 6/15/22 @ 100(a)	1,527,000	1,533,413
Southern Copper Corp., 3.88%, 4/23/25	2,352,000	2,377,566
		6,625,771
Real Estate (2.4%):
American Tower Corp., 3.00%, 6/15/23(a)	1,000,000	1,003,970
Brandywine Operating Partnership LP, 3.95%, 2/15/23, Callable 11/15/22 @ 100	750,000	754,965
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63(b)	602,000	589,797
Kite Realty Group LP, 0.75%, 4/1/27(a)(b)	550,000	576,917
Piedmont Operating Partnership LP, 3.40%, 6/1/23, Callable 3/1/23 @ 100(a)	1,680,000	1,682,722
Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	250,000	250,753
Weingarten Realty Investors
3.38%, 10/15/22, Callable 7/15/22 @ 100 (a)	300,000	301,326
3.50%, 4/15/23, Callable 1/15/23 @ 100	505,000	508,858
		5,669,308
Utilities (1.0%):
Ameren Corp., 2.50%, 9/15/24, Callable 8/15/24 @ 100	597,000	588,099
Exelon Corp., 3.95%, 6/15/25, Callable 3/15/25 @ 100(a)	541,000	553,302
NextEra Energy Capital Holdings, Inc., 0.65%, 3/1/23	1,186,000	1,169,420
		2,310,821
Total Corporate Bonds (Cost $122,823,623)		121,815,096

Residential Mortgage-Backed Securities (1.5%)
Bear Stearns ALT-A Trust, Series 2003-3, Class 2A, 2.82%, 10/25/33, Callable 4/25/22 @ 100 (a)(g)	259,022	248,278
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 2A8, 4.50%, 10/31/33 (a)	184	184
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 4A1, 2.46%, 11/25/34, Callable 4/25/22 @ 100 (a)(g)	182,263	176,178
JPMorgan Mortgage Trust, Series 2004-S2, Class 1A3, 4.75%, 11/25/34, Callable 4/25/22 @ 100 (a)	1,070	698
JPMorgan Mortgage Trust, Series 2004-S1, Class 1A7, 5.00%, 9/25/34, Callable 4/25/22 @ 100 (a)	1,564	1,400
JPMorgan Mortgage Trust, Series 2014-5, Class A11, 2.86%, 10/25/29, Callable 9/25/23 @ 100 (a)(b)(g)	696,662	684,470
JPMorgan Mortgage Trust, Series 2017-3, Class 2A2, 2.50%, 8/25/47, Callable 6/25/29 @ 100 (a)(b)(g)	708,846	680,191
Madison Park Funding Ltd., Series 2007-4A, Class AR, 1.50% (LIBOR03M+120bps), 7/29/30, Callable 4/29/22 @ 100 (a)(b)(c)	1,750,000	1,743,924
Total Residential Mortgage-Backed Securities (Cost $3,602,446)		3,535,323

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond VIP Series	March 31, 2022
(Unaudited)

Security Description	Principal Amount	Value
Yankee Dollars (11.7%)
Communication Services (0.2%):
SES SA, 3.60%, 4/4/23(b)	$510,000	$513,560

Consumer Discretionary (1.0%):
Stellantis NV, 5.25%, 4/15/23	2,211,000	2,261,720

Consumer Staples (3.8%):
Barry Callebaut Services NV, 5.50%, 6/15/23(b)	2,303,000	2,357,622
Heineken NV, 3.40%, 4/1/22(b)	1,420,000	1,420,000
Kerry Group Financial Services Unlimited Co., 3.20%, 4/9/23, Callable 1/9/23 @ 100(a)(b)	2,202,000	2,212,063
Pernod Ricard SA, 4.25%, 7/15/22(a)(b)	767,000	773,159
Suntory Holdings Ltd., 2.55%, 6/28/22, Callable 5/28/22 @ 100(a)(b)	2,080,000	2,083,640
		8,846,484
Energy (1.4%):
Canadian Natural Resources Ltd.
2.95%, 1/15/23, Callable 12/15/22 @ 100	1,170,000	1,175,581
3.80%, 4/15/24, Callable 1/15/24 @ 100	1,201,000	1,217,442
Ecopetrol SA, 5.88%, 9/18/23(a)	776,000	794,849
		3,187,872
Financials (3.0%):
Barclays Bank PLC
2/4/25 (a)(f)	300,000	479,496
2/18/25 (f)	265,000	294,079
HSBC Holdings PLC, 1.16% (SOFR+58bps), 11/22/24, Callable 11/22/23 @ 100(c)	1,250,000	1,207,725
NXP BV/NXP Funding LLC, 4.63%, 6/1/23, Callable 5/1/23 @ 100(a)(b)	3,470,000	3,521,668
The Toronto-Dominion Bank, 2.35%, 3/8/24(e)	1,510,000	1,501,061
		7,004,029
Industrials (0.7%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26, Callable 12/30/25 @ 100	1,100,000	1,010,691
Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102(b)	651,000	619,700
		1,630,391
Materials (1.3%):
Anglo American Capital PLC, 3.63%, 9/11/24(b)	2,984,000	2,991,997

Utilities (0.3%):
Enel Generacion Chile SA, 4.25%, 4/15/24, Callable 1/15/24 @ 100(e)	615,000	622,441
Total Yankee Dollars (Cost $27,597,024)		27,058,494

U.S. Government Mortgage-Backed Agencies (3.4%)
Federal Home Loan Mortgage Corp.
5.00%, 6/15/23 - 8/1/40 (a)	354,052	382,078
5.50%, 10/25/23 (a)	934	947
Series 4207, Class JD, 1.50%, 5/15/28 (a)	925,755	902,722
7.00%, 9/1/38 (a)	1,781	2,007
Series 4320, Class AP, 3.50%, 7/15/39 (a)	414,853	422,019
Series 3713, Class PA, 2.00%, 2/15/40 - 3/15/40 (a)	2,133,559	2,127,056
Series 4444, Class CH, 3.00%, 1/15/41 (a)	264,269	265,446

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond VIP Series	March 31, 2022
(Unaudited)

Security Description	Shares or Principal Amount	Value
Series 4049, Class AB, 2.75%, 12/15/41 (a)	$39,040	$39,146
		4,141,421
Federal National Mortgage Association
Series 2010-156, Class DY, 3.50%, 1/25/26 (a)	461,534	466,226
6.00%, 2/1/37 (a)	542,509	602,167
Series 2013-33, Class UD, 2.50%, 4/25/39 (a)	147,894	148,113
Series 2011-21, Class PA, 4.50%, 5/25/40 (a)	883,096	904,068
Series 2011-101, Class LA, 3.00%, 10/25/40 (a)	15,341	15,352
5.00%, 2/1/41 - 10/1/41 (a)	1,449,226	1,564,589
		3,700,515
Total U.S. Government Mortgage-Backed Agencies (Cost $7,900,213)		7,841,936

U.S. Treasury Obligations (13.2%)
U. S. Treasury Notes, 1.50%, 2/15/25	15,058,000	14,639,200
U.S. Treasury Notes
0.13%, 7/15/23	1,703,000	1,661,955
0.13%, 10/15/23	2,127,000	2,061,528
0.13%, 2/15/24	7,930,000	7,615,278
0.75%, 11/15/24 (a)	4,923,000	4,705,311
Total U.S. Treasury Obligations (Cost $31,556,642)		30,683,272

Collateral for Securities Loaned (2.1%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (h)	97,075	97,075
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (h)	2,722,936	2,722,936
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (h)	48,445	48,445
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (h)	386,286	386,286
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (h)	1,736,817	1,736,817
Total Collateral for Securities Loaned (Cost $4,991,559)		4,991,559
Total Investments (Cost $234,161,507) — 99.1%		230,704,154
Other assets in excess of liabilities — 0.9%		2,182,456
NET ASSETS - 100.00%		$232,886,610

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of March 31, 2022, the fair value of these securities was $45,315,636 and amounted to 19.5% of net assets.
(c)	Variable or Floating-Rate Security. Rate disclosed is as of March 31, 2022.
(d)	Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e)	All or a portion of this security is on loan.
(f)	Zero-coupon bond.
(g)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at March 31, 2022.
(h)	Rate disclosed is the daily yield on March 31, 2022.

bps—Basis points
LIBOR—London InterBank Offered Rate
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of March 31, 2022, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory INCORE Low Duration Bond VIP Series	March 31, 2022
(Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Mexican Peso Currency Futures	103	6/13/22	$2,405,052	$2,561,095	$156,043

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note Futures	13	6/21/22	$1,645,627	$1,597,375	$48,252
5-Year U.S. Treasury Note Futures	100	6/30/22	11,775,434	11,468,750	306,684
Canadian Dollar Futures	45	6/14/22	3,508,649	3,604,050	(95,401)
Japanese Yen Futures	43	6/13/22	4,676,249	4,427,656	248,593
Micro E-Mini S&P 500 Futures	226	6/20/22	4,736,962	5,119,748	(382,786)
Ultra Long Term U.S. Treasury Bond Futures	4	6/21/22	736,900	708,500	28,400
					$153,742

	Total unrealized appreciation				$787,972
	Total unrealized depreciation				(478,187)
	Total net unrealized appreciation (depreciation)				$309,785

Centrally Cleared

Credit Default Swap Agreements - Sell Protection(a)

Underlying Instruments	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at March 31, 2022(b)	Notional Amount(c)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX North America High Yield Index; Series 37	5.00%	12/20/26	Quarterly	3.45%	$8,000,000	$507,513	$689,600	$(182,087)
						$507,513	$689,600	$(182,087)

(a)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b)	Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c)	The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS International VIP Series	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.6%)
Australia (7.4%):
Consumer Discretionary (1.0%):
Aristocrat Leisure Ltd.	47,373	$1,285,455

Financials (1.3%):
Macquarie Group Ltd.	11,333	1,713,478

Health Care (1.7%):
CSL Ltd.	11,767	2,348,565

Materials (2.3%):
BHP Group Ltd.	80,843	3,115,460

Real Estate (1.1%):
Scentre Group	675,847	1,536,234
		9,999,192
Belgium (0.9%):
Information Technology (0.9%):
Melexis NV	12,986	1,195,358

China (1.1%):
Communication Services (0.8%):
Tencent Holdings Ltd.	21,700	1,000,286

Consumer Discretionary (0.0%):(a)
JD.com, Inc., Class A (b)	938	26,654

Financials (0.3%):
China Merchants Bank Co. Ltd., Class H	54,000	420,375
		1,447,315
Denmark (1.4%):
Consumer Discretionary (0.6%):
Pandora A/S	8,272	788,167

Consumer Staples (0.8%):
Royal Unibrew A/S	12,553	1,172,982
		1,961,149
France (8.5%):
Consumer Discretionary (4.0%):
La Francaise des Jeux SAEM (c)	38,192	1,514,967
LVMH Moet Hennessy Louis Vuitton SE	5,408	3,859,692
		5,374,659
Energy (0.7%):
Gaztransport Et Technigaz SA	8,464	945,554

Industrials (0.8%):
Safran SA	9,400	1,106,561

Information Technology (1.5%):
Capgemini SE	8,835	1,960,243

Materials (1.5%):
Arkema SA	17,492	2,090,706
		11,477,723
Germany (7.3%):
Consumer Discretionary (0.8%):
Volkswagen AG, Preference Shares	6,570	1,128,907

Financials (2.0%):
Allianz SE, Registered Shares	11,501	2,746,152

Industrials (2.4%):
Siemens AG, Registered Shares	22,991	3,183,062

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory RS International VIP Series	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Information Technology (2.1%):
SAP SE	25,295	$2,803,010
		9,861,131
Hong Kong (3.2%):
Financials (1.4%):
AIA Group Ltd.	185,200	1,933,911

Real Estate (1.8%):
CK Asset Holdings Ltd.	350,000	2,392,493
		4,326,404
Italy (3.4%):
Health Care (1.0%):
Recordati Industria Chimica e Farmaceutica SpA	27,577	1,382,502

Utilities (2.4%):
Enel SpA	237,247	1,583,821
Snam SpA	271,345	1,564,508
		3,148,329
		4,530,831
Japan (21.5%):
Communication Services (1.8%):
Capcom Co. Ltd.	54,600	1,323,958
Kakaku.com, Inc.	51,000	1,139,158
		2,463,116
Consumer Discretionary (4.2%):
Toyota Motor Corp.	232,400	4,192,721
ZOZO, Inc.	53,200	1,420,955
		5,613,676
Consumer Staples (1.0%):
Toyo Suisan Kaisha Ltd.	39,600	1,417,206

Financials (2.8%):
Mitsubishi UFJ Financial Group, Inc.	429,100	2,652,763
Tokio Marine Holdings, Inc.	20,300	1,181,517
		3,834,280
Health Care (2.7%):
Hoya Corp.	18,700	2,131,363
Shionogi & Co. Ltd.	24,300	1,493,319
		3,624,682
Industrials (4.5%):
en Japan, Inc.	25,100	601,916
Fuji Electric Co. Ltd.	43,900	2,188,372
Nippon Yusen KK (d)	14,300	1,251,090
OKUMA Corp.	18,300	757,963
Sanwa Holdings Corp.	120,700	1,221,774
		6,021,115
Information Technology (3.4%):
Fujitsu Ltd.	13,600	2,037,965
Oracle Corp.	17,500	1,212,897
Ulvac, Inc.	25,600	1,302,192
		4,553,054
Real Estate (0.5%):
Sumitomo Realty & Development Co. Ltd.	25,200	697,533

Utilities (0.6%):
Chubu Electric Power Co., Inc.	75,800	784,647
		29,009,309

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory RS International VIP Series	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Netherlands (5.2%):
Communication Services (1.7%):
Koninklijke KPN NV (d)	639,094	$2,217,338

Financials (1.1%):
ING Groep NV	146,207	1,526,326

Industrials (1.4%):
Wolters Kluwer NV	17,766	1,893,708

Information Technology (1.0%):
ASM International NV	3,801	1,383,873
		7,021,245
New Zealand (0.6%):
Health Care (0.6%):
Fisher & Paykel Healthcare Corp. Ltd.	46,461	779,342

Norway (2.1%):
Energy (0.9%):
Aker BP ASA (d)	31,835	1,187,956

Financials (1.2%):
SpareBank 1 SMN	99,399	1,588,561
		2,776,517
Russian Federation (0.0%):(a)
Materials (0.0%):
Raspadskaya OJSC (e)(f)	35,301	5,742

Spain (1.6%):
Communication Services (0.0%):(a)
Telefonica SA	1	5

Financials (1.6%):
Banco Bilbao Vizcaya Argentaria SA	377,276	2,153,921
		2,153,926
Sweden (2.7%):
Industrials (2.7%):
Atlas Copco AB, Class B	51,927	2,355,993
Nibe Industrier AB, Class B (b)	121,130	1,343,315
		3,699,308
Switzerland (13.8%):
Consumer Staples (4.7%):
Coca-Cola HBC AG	27,985	583,544
Nestle SA, Registered Shares	45,096	5,864,274
		6,447,818
Financials (2.2%):
Partners Group Holding AG	785	972,147
UBS Group AG	101,801	1,989,648
		2,961,795
Health Care (6.0%):
Novartis AG, Registered Shares	33,415	2,934,031
Roche Holding AG	12,986	5,138,899
		8,072,930
Industrials (0.9%):
Adecco Group AG	26,648	1,208,991
		18,691,534

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory RS International VIP Series	March 31, 2022
(Unaudited)

Security Description	Shares	Value
United Kingdom (16.9%):
Communication Services (0.6%):
ITV PLC (b)	787,666	$842,822

Consumer Discretionary (0.8%):
Next PLC	13,399	1,053,643

Consumer Staples (3.2%):
Diageo PLC	52,669	2,671,114
Imperial Brands PLC	77,448	1,631,117
		4,302,231
Energy (3.9%):
BP PLC	437,170	2,142,774
Shell PLC	116,975	3,205,536
		5,348,310
Financials (3.3%):
Barclays PLC	606,401	1,175,275
HSBC Holdings PLC	232,402	1,587,141
Intermediate Capital Group PLC	27,757	644,316
Legal & General Group PLC	284,975	1,010,159
		4,416,891
Health Care (0.6%):
CVS Group PLC	32,992	773,321

Industrials (1.2%):
Ashtead Group PLC	26,286	1,654,774

Materials (3.3%):
Croda International PLC	16,169	1,663,022
Rio Tinto PLC	34,430	2,752,046
		4,415,068
		22,807,060
Total Common Stocks (Cost $110,283,265)		131,743,086

Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI EAFE ETF	1,927	141,827
Total Exchange-Traded Funds (Cost $139,450)		141,827

Collateral for Securities Loaned (3.0%)^
United States (3.0%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (g)	76,938	76,938
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (g)	2,158,091	2,158,091
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (g)	38,396	38,396
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (g)	306,155	306,155
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (g)	1,376,532	1,376,532
Total Collateral for Securities Loaned (Cost $3,956,112)		3,956,112
Total Investments (Cost $114,378,827) — 100.7%		135,841,025
Liabilities in excess of other assets — (0.7)%		(893,322)
NET ASSETS - 100.00%		$134,947,703

^	Purchased with cash collateral from securities on loan.
(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of March 31, 2022, the fair value of these securities was $1,514,967 and amounted to 1.1% of net assets.
(d)	All or a portion of this security is on loan.
(e)	Security was fair valued using significant unobservable inputs as of March 31, 2022.
(f)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2022, illiquid securities were less than 0.05% of net assets.
(g)	Rate disclosed is the daily yield on March 31, 2022.

ETF—Exchange-Traded Fund

PLC—Public Limited Company

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS Large Cap Alpha VIP Series	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (96.3%)
Communication Services (3.4%):
Alphabet, Inc., Class A (a)	4,585	$12,752,490
Meta Platforms, Inc., Class A (a)	81,620	18,149,023
		30,901,513
Consumer Discretionary (3.4%):
LKQ Corp.	438,320	19,904,111
Target Corp.	51,120	10,848,687
		30,752,798
Consumer Staples (6.5%):
Keurig Dr Pepper, Inc.	685,180	25,968,322
Lamb Weston Holdings, Inc.	171,380	10,267,376
Mondelez International, Inc., Class A	235,140	14,762,089
US Foods Holding Corp. (a)	223,340	8,404,284
		59,402,071
Energy (8.0%):
Enterprise Products Partners LP	759,870	19,612,245
Hess Corp.	138,350	14,808,984
Marathon Oil Corp.	557,540	13,999,829
Pioneer Natural Resources Co.	55,090	13,774,153
Valero Energy Corp.	104,220	10,582,499
		72,777,710
Financials (20.9%):
Cboe Global Markets, Inc.	195,720	22,394,282
Comerica, Inc.	400,980	36,260,622
Fairfax Financial Holdings Ltd.	10,440	5,696,315
Interactive Brokers Group, Inc.	257,390	16,964,575
JPMorgan Chase & Co.	65,660	8,950,771
KeyCorp	540,110	12,087,662
State Street Corp.	201,250	17,532,900
The Progressive Corp.	347,480	39,609,245
Willis Towers Watson PLC	130,320	30,784,190
		190,280,562
Health Care (19.9%):
AbbVie, Inc.	142,250	23,060,148
Cigna Corp.	107,990	25,875,484
Humana, Inc.	73,440	31,958,885
Johnson & Johnson	83,510	14,800,477
Medtronic PLC	238,500	26,461,575
Merck & Co., Inc.	238,400	19,560,720
Sotera Health Co. (a)	885,170	19,172,782
UnitedHealth Group, Inc.	40,865	20,839,924
		181,729,995
Industrials (10.3%):
Johnson Controls International PLC	152,190	9,979,098
L3Harris Technologies, Inc.	42,210	10,487,919
Leidos Holdings, Inc.	167,470	18,090,109
PACCAR, Inc.	90,340	7,956,244
Parker-Hannifin Corp.	33,190	9,417,995
Raytheon Technologies Corp.	104,071	10,310,314
Sensata Technologies Holding PLC (a)	246,220	12,520,287
Union Pacific Corp.	54,930	15,007,425
		93,769,391

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory RS Large Cap Alpha VIP Series	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Information Technology (8.2%):
Euronet Worldwide, Inc. (a)	138,310	$18,001,046
Fidelity National Information Services, Inc.	230,730	23,169,907
FleetCor Technologies, Inc. (a)	55,470	13,815,358
Global Payments, Inc.	145,850	19,958,114
		74,944,425
Materials (5.1%):
Freeport-McMoRan, Inc.	166,150	8,264,301
Newmont Corp.	73,450	5,835,602
PPG Industries, Inc.	53,400	6,999,138
Sealed Air Corp.	382,460	25,609,522
		46,708,563
Real Estate (2.2%):
Host Hotels & Resorts, Inc.	1,048,010	20,362,834

Utilities (8.4%):
Constellation Energy Corp.	176,079	9,904,444
Exelon Corp.	389,700	18,561,411
FirstEnergy Corp.	279,580	12,821,539
Vistra Corp.	1,503,430	34,954,747
		76,242,141
Total Common Stocks (Cost $707,234,450)		877,872,003
Total Investments (Cost $707,234,450) — 96.3%		877,872,003
Other assets in excess of liabilities — 3.7%		33,501,965
NET ASSETS - 100.00%		$911,373,968

(a)	Non-income producing security.

LP—Limited Partnership

PLC—Public Limited Company

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory RS Small Cap Growth Equity VIP Series	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (97.6%)
Biotechnology (10.7%):
Apellis Pharmaceuticals, Inc. (a)	23,940	$1,216,391
Beam Therapeutics, Inc. (a)(b)	16,070	920,811
Bicycle Therapeutics PLC, ADR (a)	11,110	487,507
BioCryst Pharmaceuticals, Inc. (a)	61,190	994,949
DermTech, Inc. (a)(b)	25,580	375,514
Equillium, Inc. (a)	80,707	254,227
Fate Therapeutics, Inc. (a)	24,080	933,582
Intellia Therapeutics, Inc. (a)	13,570	986,132
Karuna Therapeutics, Inc. (a)	8,220	1,042,214
Kezar Life Sciences, Inc. (a)	36,900	613,278
Opthea Ltd., ADR (a)(c)	37,590	231,179
Rubius Therapeutics, Inc. (a)(b)	72,880	401,569
Scholar Rock Holding Corp. (a)(b)	35,290	454,888
SpringWorks Therapeutics, Inc. (a)	18,070	1,019,871
		9,932,112
Communication Services (1.1%):
ZipRecruiter, Inc. (a)	43,050	989,289

Consumer Discretionary (12.3%):
Acushnet Holdings Corp. (b)	30,700	1,235,982
Boot Barn Holdings, Inc. (a)	8,860	839,839
Fox Factory Holding Corp. (a)	7,570	741,482
Gentherm, Inc. (a)	17,090	1,248,254
Houghton Mifflin Harcourt Co. (a)	23,200	487,432
Papa John's International, Inc.	9,480	998,054
Planet Fitness, Inc., Class A (a)	16,410	1,386,317
Porch Group, Inc. (a)(b)	65,330	453,717
SeaWorld Entertainment, Inc. (a)	17,310	1,288,556
Wingstop, Inc.	10,520	1,234,522
YETI Holdings, Inc. (a)	23,910	1,434,122
		11,348,277
Consumer Staples (7.1%):
BJ's Wholesale Club Holdings, Inc. (a)	22,140	1,496,885
elf Beauty, Inc. (a)	69,880	1,805,000
Freshpet, Inc. (a)	15,660	1,607,343
The Beauty Health Co. (a)(b)	43,120	727,866
The Simply Good Foods Co. (a)	23,500	891,825
		6,528,919
Energy (3.0%):
Matador Resources Co.	31,490	1,668,340
Ranger Oil Corp. (a)	31,820	1,098,745
		2,767,085
Financials (7.7%):
Customers Bancorp, Inc. (a)	19,430	1,013,080
Focus Financial Partners, Inc., Class A (a)	31,960	1,461,850
PacWest Bancorp	22,010	949,291
PRA Group, Inc. (a)	21,210	956,147
PROG Holdings, Inc. (a)	14,190	408,246
Walker & Dunlop, Inc.	8,690	1,124,660
Wintrust Financial Corp.	13,290	1,235,040
		7,148,314
Health Care Equipment & Supplies (6.4%):
Axonics, Inc. (a)	12,840	803,784

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory RS Small Cap Growth Equity VIP Series	March 31, 2022
(Unaudited)

Security Description	Shares	Value
CONMED Corp.	7,490	$1,112,639
CryoPort, Inc. (a)	33,320	1,163,201
LivaNova PLC (a)	8,610	704,556
Nevro Corp. (a)	11,690	845,538
Shockwave Medical, Inc. (a)	6,380	1,322,957
		5,952,675
Health Care Providers & Services (4.6%):
Acadia Healthcare Co., Inc. (a)	7,960	521,619
HealthEquity, Inc. (a)	27,400	1,847,856
Surgery Partners, Inc. (a)	34,440	1,895,922
		4,265,397
Health Care Technology (2.9%):
Health Catalyst, Inc. (a)(b)	25,826	674,834
Inspire Medical Systems, Inc. (a)	7,880	2,022,717
		2,697,551
Industrials (9.9%):
Chart Industries, Inc. (a)	6,590	1,131,964
Evoqua Water Technologies Corp. (a)	54,500	2,560,410
Herc Holdings, Inc.	5,660	945,729
John Bean Technologies Corp.	6,180	732,145
Saia, Inc. (a)	4,640	1,131,325
Simpson Manufacturing Co., Inc.	8,580	935,563
The AZEK Co., Inc. (a)	21,420	532,073
Zurn Water Solutions Corp.	32,630	1,155,102
		9,124,311
IT Services (4.9%):
DigitalOcean Holdings, Inc. (a)	21,000	1,214,850
Flywire Corp. (a)	8,350	255,343
Paya Holdings, Inc. (a)	65,790	385,529
Paymentus Holdings, Inc., Class A (a)(b)	26,040	548,923
WNS Holdings Ltd., ADR (a)	24,456	2,090,744
		4,495,389
Life Sciences Tools & Services (0.7%):
Codexis, Inc. (a)	30,310	624,992

Materials (2.3%):
Avient Corp.	15,480	743,040
Summit Materials, Inc., Class A (a)	46,030	1,429,692
		2,172,732
Pharmaceuticals (1.3%):
Compass Pathways PLC, ADR (a)	21,560	277,909
Intra-Cellular Therapies, Inc. (a)	15,090	923,357
		1,201,266
Real Estate (1.4%):
National Storage Affiliates Trust	20,290	1,273,400

Semiconductors & Semiconductor Equipment (9.4%):
Advanced Energy Industries, Inc.	29,800	2,565,184
Impinj, Inc. (a)	12,020	763,751
Lattice Semiconductor Corp. (a)	15,840	965,448
MACOM Technology Solutions Holdings, Inc. (a)	44,540	2,666,610
Silicon Laboratories, Inc. (a)	6,490	974,798
SiTime Corp. (a)	3,080	763,285
		8,699,076

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory RS Small Cap Growth Equity VIP Series	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Software (11.9%):
ACI Worldwide, Inc. (a)	35,430	$1,115,691
Avaya Holdings Corp. (a)	182,320	2,309,994
Jamf Holding Corp. (a)(b)	32,930	1,146,293
Q2 Holdings, Inc. (a)	8,630	532,039
Smartsheet, Inc., Class A (a)	20,420	1,118,608
Sprout Social, Inc., Class A (a)	9,090	728,291
Telos Corp. (a)	44,340	442,070
Tenable Holdings, Inc. (a)	13,560	783,632
Varonis Systems, Inc. (a)	59,950	2,850,023
		11,026,641
Total Common Stocks (Cost $91,151,687)		90,247,426

Collateral for Securities Loaned (4.2%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (d)	75,009	75,009
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (d)	2,104,004	2,104,004
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (d)	37,433	37,433
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (d)	298,482	298,482
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (d)	1,342,033	1,342,033
Total Collateral for Securities Loaned (Cost $3,856,961)		3,856,961
Total Investments (Cost $95,008,648) — 101.8%		94,104,387
Liabilities in excess of other assets — (1.8)%		(1,696,133)
NET ASSETS - 100.00%		$92,408,254

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2022, illiquid securities were 0.3% of net assets.
(d)	Rate disclosed is the daily yield on March 31, 2022.

ADR—American Depositary Receipt
PLC—Public Limited Company

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory 500 Index VIP Series	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.1%)
Communication Services (9.5%):
Activision Blizzard, Inc.	2,141	$171,516
Alphabet, Inc., Class C (a)	865	2,415,936
Alphabet, Inc., Class A (a)	809	2,250,112
AT&T, Inc.	19,626	463,762
Charter Communications, Inc., Class A (a)	320	174,567
Comcast Corp., Class A	11,999	561,793
DISH Network Corp., Class A (a)	612	19,370
Electronic Arts, Inc.	732	92,605
Endeavor Group Holdings, Inc., Class A (a)	60	1,771
Live Nation Entertainment, Inc. (a)	409	48,115
Match Group, Inc. (a)	769	83,621
Meta Platforms, Inc., Class A (a)	6,025	1,339,719
Netflix, Inc. (a)	1,207	452,130
Omnicom Group, Inc.	568	48,212
Paramount Global, Class A	27	1,091
Paramount Global, Class B	1,404	53,085
Pinterest, Inc., Class A (a)	266	6,546
ROBLOX Corp., Class A (a)	576	26,634
Roku, Inc. (a)(b)	59	7,391
Sirius XM Holdings, Inc. (c)	2,170	14,366
Snap, Inc., Class A (a)	3,368	121,214
Take-Two Interactive Software, Inc. (a)	314	48,274
The Interpublic Group of Cos., Inc.	957	33,926
The Walt Disney Co. (a)	4,476	613,928
T-Mobile U.S., Inc. (a)	1,915	245,790
Twitter, Inc. (a)	2,154	83,338
Verizon Communications, Inc.	11,291	575,164
Warner Music Group Corp., Class A	223	8,441
ZoomInfo Technologies, Inc. (a)	140	8,364
		9,970,781
Communications Equipment (0.8%):
Arista Networks, Inc. (a)	748	103,957
Cisco Systems, Inc.	11,414	636,445
Motorola Solutions, Inc.	428	103,662
Ubiquiti, Inc. (c)	16	4,658
		848,722
Consumer Discretionary (12.1%):
Airbnb, Inc., Class A (a)	167	28,684
Amazon.com, Inc. (a)	1,325	4,319,434
AutoZone, Inc. (a)	57	116,541
Bath & Body Works, Inc.	656	31,357
Best Buy Co., Inc.	584	53,085
Booking Holdings, Inc. (a)	113	265,375
Burlington Stores, Inc. (a)	168	30,604
Caesars Entertainment, Inc. (a)	489	37,829
CarMax, Inc. (a)	440	42,451
Carnival Corp. (a)	2,453	49,600
Carvana Co. (a)	30	3,579
Chewy, Inc., Class A (a)(c)	145	5,913
Chipotle Mexican Grill, Inc. (a)	75	118,652
D.R. Horton, Inc.	902	67,208
Darden Restaurants, Inc.	281	37,359
Dollar General Corp.	570	126,899
Dollar Tree, Inc. (a)	592	94,809
Domino's Pizza, Inc.	99	40,294
DoorDash, Inc., Class A (a)	99	11,602

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	March 31, 2022
(Unaudited)

Security Description	Shares	Value
DraftKings, Inc., Class A (a)	1,971	$38,375
eBay, Inc.	1,614	92,418
Etsy, Inc. (a)(b)	345	42,877
Expedia Group, Inc. (a)	366	71,615
Ford Motor Co.	10,659	180,244
General Motors Co. (a)	3,698	161,750
Genuine Parts Co.	386	48,644
Hilton Worldwide Holdings, Inc. (a)	743	112,743
Las Vegas Sands Corp. (a)(b)	972	37,782
Lennar Corp., Class A	667	54,140
Lennar Corp., Class B	42	2,871
Lowe's Cos., Inc.	1,783	360,505
Lucid Group, Inc. (a)(c)	1,817	46,152
Marriott International, Inc., Class A (a)	840	147,630
McDonald's Corp.	1,871	462,661
MGM Resorts International	1,092	45,798
NIKE, Inc., Class B	3,525	474,324
NVR, Inc. (a)	9	40,205
O'Reilly Automotive, Inc. (a)	184	126,033
Pool Corp.	109	46,091
Rivian Automotive, Inc., Class A (a)(c)	443	22,256
Ross Stores, Inc.	869	78,610
Royal Caribbean Cruises Ltd. (a)(c)	523	43,817
Starbucks Corp.	3,094	281,461
Target Corp. (b)	1,303	276,523
Tesla, Inc. (a)	2,481	2,673,526
The Home Depot, Inc.	2,869	858,778
The TJX Cos., Inc.	3,278	198,581
Tractor Supply Co.	307	71,644
Ulta Beauty, Inc. (a)	149	59,335
VF Corp.	832	47,307
Wayfair, Inc., Class A (a)(c)	130	14,401
Yum! Brands, Inc.	694	82,260
		12,782,632
Consumer Staples (6.1%):
Altria Group, Inc.	4,957	259,003
Archer-Daniels-Midland Co.	1,366	123,295
Brown-Forman Corp., Class B	720	48,254
Bunge Ltd.	340	37,675
Church & Dwight Co., Inc.	660	65,591
Colgate-Palmolive Co.	2,243	170,087
Conagra Brands, Inc.	1,249	41,929
Constellation Brands, Inc., Class A	461	106,178
Costco Wholesale Corp.	1,180	679,503
General Mills, Inc.	1,553	105,169
Hormel Foods Corp. (c)	832	42,881
Kellogg Co.	642	41,403
Keurig Dr Pepper, Inc.	2,543	96,380
Kimberly-Clark Corp.	926	114,046
McCormick & Co., Inc.	541	53,992
Mondelez International, Inc., Class A	3,734	234,421
Monster Beverage Corp. (a)	1,102	88,050
PepsiCo, Inc.	3,801	636,211
Philip Morris International, Inc.	4,258	399,997
Sysco Corp.	1,365	111,452
The Clorox Co.	335	46,575
The Coca-Cola Co.	11,370	704,940
The Estee Lauder Cos., Inc.	551	150,048
The Hershey Co.	380	82,319
The J.M. Smucker Co.	295	39,946

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	March 31, 2022
(Unaudited)

Security Description	Shares	Value
The Kraft Heinz Co.	2,053	$80,868
The Kroger Co.	1,808	103,725
The Procter & Gamble Co.	6,448	985,254
Tyson Foods, Inc., Class A	672	60,231
Walgreens Boots Alliance, Inc.	2,072	92,764
Walmart, Inc.	4,252	633,208
		6,435,395
Electronic Equipment, Instruments & Components (0.5%):
Amphenol Corp., Class A	1,507	113,552
CDW Corp.	371	66,368
Corning, Inc.	2,226	82,162
Keysight Technologies, Inc. (a)	533	84,198
Teledyne Technologies, Inc. (a)	119	56,243
Trimble, Inc. (a)	683	49,272
Zebra Technologies Corp. (a)	144	59,573
		511,368
Energy (3.9%):
Baker Hughes Co.	1,870	68,087
Cheniere Energy, Inc.	699	96,916
Chevron Corp.	5,295	862,185
ConocoPhillips	3,571	357,100
Continental Resources, Inc. (c)	105	6,440
Coterra Energy, Inc.	1,859	50,137
Devon Energy Corp.	1,806	106,789
Diamondback Energy, Inc.	488	66,895
EOG Resources, Inc.	1,388	165,491
Exxon Mobil Corp.	11,265	930,376
Halliburton Co.	2,417	91,532
Hess Corp.	699	74,821
Kinder Morgan, Inc.	5,837	110,378
Marathon Oil Corp.	1,860	46,705
Marathon Petroleum Corp.	1,520	129,960
Occidental Petroleum Corp.	2,566	145,595
ONEOK, Inc.	1,199	84,685
Phillips 66	1,198	103,495
Pioneer Natural Resources Co.	660	165,020
Schlumberger NV	3,883	160,407
Targa Resources Corp.	609	45,961
The Williams Cos., Inc.	3,338	111,522
Valero Energy Corp.	1,113	113,014
		4,093,511
Financials (11.0%):
Aflac, Inc.	1,735	111,717
Ally Financial, Inc.	877	38,132
American Express Co.	1,757	328,559
American International Group, Inc.	2,144	134,579
Ameriprise Financial, Inc.	305	91,610
Apollo Global Management, Inc.	1,139	70,607
Arch Capital Group Ltd. (a)	932	45,127
Ares Management Corp., Class A	551	44,758
Arthur J Gallagher & Co.	567	98,998
Bank of America Corp.	20,306	837,013
Berkshire Hathaway, Inc., Class B (a)	3,735	1,318,119
Berkshire Hathaway, Inc., Class A (a)	1	528,921
BlackRock, Inc.	396	302,611
Blackstone, Inc.	1,924	244,233
Brown & Brown, Inc.	653	47,192
Capital One Financial Corp.	1,137	149,277

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Cincinnati Financial Corp.	385	$52,345
Citigroup, Inc.	5,338	285,049
Citizens Financial Group, Inc.	1,062	48,140
CME Group, Inc.	779	185,293
Coinbase Global, Inc., Class A (a)(c)	550	104,423
Discover Financial Services	746	82,202
FactSet Research Systems, Inc.	103	44,717
Fifth Third Bancorp	1,720	74,029
First Republic Bank	486	78,781
Franklin Resources, Inc.	871	24,318
Huntington Bancshares, Inc.	3,910	57,164
Intercontinental Exchange, Inc.	1,544	203,993
JPMorgan Chase & Co.	7,943	1,082,790
KeyCorp	2,281	51,049
Loews Corp.	488	31,632
LPL Financial Holdings, Inc.	206	37,632
M&T Bank Corp.	332	56,274
Markel Corp. (a)	35	51,633
MarketAxess Holdings, Inc.	92	31,298
Marsh & McLennan Cos., Inc.	1,381	235,350
MetLife, Inc.	2,006	140,982
Moody's Corp.	466	157,233
Morgan Stanley	4,100	358,340
MSCI, Inc.	223	112,142
Nasdaq, Inc.	304	54,173
Northern Trust Corp.	571	66,493
Principal Financial Group, Inc.	612	44,927
Prudential Financial, Inc.	1,022	120,770
Raymond James Financial, Inc.	540	59,351
Regions Financial Corp.	2,521	56,117
Rocket Cos., Inc., Class A (c)	287	3,191
S&P Global, Inc.	966	396,234
Signature Bank	145	42,556
State Street Corp.	995	86,684
SVB Financial Group (a)	160	89,512
Synchrony Financial	1,191	41,459
T Rowe Price Group, Inc.	620	93,738
The Allstate Corp.	771	106,791
The Bank of New York Mellon Corp.	2,174	107,896
The Carlyle Group, Inc.	701	34,286
The Charles Schwab Corp.	4,146	349,549
The Goldman Sachs Group, Inc.	925	305,342
The Hartford Financial Services Group, Inc.	796	57,161
The PNC Financial Services Group, Inc.	1,142	210,642
The Progressive Corp.	1,607	183,182
The Travelers Cos., Inc.	650	118,774
Tradeweb Markets, Inc., Class A	122	10,720
Truist Financial Corp.	3,611	204,744
U.S. Bancorp	3,906	207,604
W.R. Berkley Corp.	606	40,354
Wells Fargo & Co.	10,371	502,579
		11,573,091
Health Care (13.1%):
Abbott Laboratories	4,859	575,111
AbbVie, Inc.	4,809	779,587
ABIOMED, Inc. (a)	113	37,430
Agilent Technologies, Inc.	756	100,041
Align Technology, Inc. (a)	214	93,304
Alnylam Pharmaceuticals, Inc. (a)	247	40,333
AmerisourceBergen Corp.	436	67,454

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Amgen, Inc.	1,514	$366,115
Anthem, Inc.	663	325,679
Avantor, Inc. (a)(c)	1,552	52,489
Baxter International, Inc.	1,307	101,345
Becton Dickinson & Co.	725	192,850
Biogen, Inc. (a)	357	75,184
BioMarin Pharmaceutical, Inc. (a)	415	31,996
Bio-Rad Laboratories, Inc., Class A (a)	53	29,851
Bio-Techne Corp.	107	46,335
Boston Scientific Corp. (a)	3,879	171,801
Bristol-Myers Squibb Co.	6,099	445,410
Cardinal Health, Inc.	721	40,881
Catalent, Inc. (a)	435	48,241
Centene Corp. (a)	1,468	123,591
Cerner Corp.	806	75,409
Charles River Laboratories International, Inc. (a)	130	36,916
Cigna Corp.	873	209,180
CVS Health Corp.	3,417	345,835
Danaher Corp.	1,945	570,527
Dexcom, Inc. (a)	264	135,062
Edwards Lifesciences Corp. (a)	1,712	201,537
Eli Lilly & Co.	2,286	654,642
Gilead Sciences, Inc. (b)	3,083	183,284
HCA Healthcare, Inc.	615	154,131
Hologic, Inc. (a)	564	43,326
Horizon Therapeutics PLC (a)	610	64,178
Humana, Inc.	311	135,338
IDEXX Laboratories, Inc. (a)	214	117,071
Illumina, Inc. (a)	395	138,013
Incyte Corp. (a)	602	47,811
Insulet Corp. (a)	130	34,631
Intuitive Surgical, Inc. (a)	962	290,216
IQVIA Holdings, Inc. (a)	525	121,385
Johnson & Johnson (b)	6,996	1,239,901
Laboratory Corp. of America Holdings (a)	257	67,761
McKesson Corp.	412	126,126
Merck & Co., Inc.	6,945	569,837
Mettler-Toledo International, Inc. (a)	58	79,645
Moderna, Inc. (a)	1,037	178,634
Molina Healthcare, Inc. (a)	128	42,700
PerkinElmer, Inc.	285	49,721
Pfizer, Inc.	15,451	799,898
Quest Diagnostics, Inc.	334	45,711
Regeneron Pharmaceuticals, Inc. (a)	185	129,208
ResMed, Inc.	372	90,214
Royalty Pharma PLC, Class A	228	8,883
Seagen, Inc. (a)	497	71,593
Stryker Corp.	972	259,864
Teleflex, Inc.	110	39,031
The Cooper Cos., Inc.	125	52,199
Thermo Fisher Scientific, Inc.	1,075	634,949
UnitedHealth Group, Inc.	2,585	1,318,272
Veeva Systems, Inc., Class A (a)	284	60,339
Vertex Pharmaceuticals, Inc. (a)	692	180,591
Waters Corp. (a)	151	46,869
West Pharmaceutical Services, Inc.	183	75,160
Zimmer Biomet Holdings, Inc.	538	68,810
Zoetis, Inc.	1,297	244,601
		13,784,037

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Industrials (7.7%):
3M Co.	1,571	$233,890
AMETEK, Inc.	596	79,375
Builders FirstSource, Inc. (a)	424	27,365
Carrier Global Corp.	1,924	88,254
Caterpillar, Inc.	1,426	317,741
Cintas Corp.	261	111,027
Copart, Inc. (a)	645	80,928
CoStar Group, Inc. (a)(b)	1,062	70,740
CSX Corp.	5,519	206,687
Cummins, Inc.	391	80,198
Deere & Co.	807	335,276
Delta Air Lines, Inc. (a)	1,647	65,172
Dover Corp.	387	60,720
Eaton Corp. PLC	1,096	166,329
Emerson Electric Co.	1,581	155,017
Equifax, Inc.	335	79,428
Expeditors International of Washington, Inc.	440	45,390
Fastenal Co.	1,581	93,911
FedEx Corp.	713	164,981
Fortive Corp.	975	59,407
Generac Holdings, Inc. (a)	173	51,426
General Dynamics Corp.	675	162,796
General Electric Co.	2,671	244,397
Honeywell International, Inc.	1,845	359,000
Howmet Aerospace, Inc.	1,151	41,367
IDEX Corp.	209	40,072
Illinois Tool Works, Inc.	769	161,029
Ingersoll Rand, Inc. (b)	944	47,530
J.B. Hunt Transport Services, Inc.	227	45,579
Jacobs Engineering Group, Inc.	333	45,891
Johnson Controls International PLC	1,931	126,616
L3Harris Technologies, Inc.	514	127,714
Leidos Holdings, Inc.	362	39,103
Lockheed Martin Corp.	748	330,167
Norfolk Southern Corp.	659	187,960
Northrop Grumman Corp.	415	185,596
Old Dominion Freight Line, Inc.	276	82,436
Otis Worldwide Corp.	1,143	87,954
PACCAR, Inc.	955	84,107
Parker-Hannifin Corp.	349	99,032
Plug Power, Inc. (a)	1,417	40,540
Quanta Services, Inc.	392	51,591
Raytheon Technologies Corp.	4,057	401,927
Republic Services, Inc. (b)	595	78,837
Rockwell Automation, Inc.	319	89,330
Rollins, Inc.	783	27,444
Roper Technologies, Inc.	275	129,863
Southwest Airlines Co. (a)	1,559	71,402
Stanley Black & Decker, Inc.	449	62,766
Textron, Inc.	489	36,372
The Boeing Co. (a)	1,602	306,783
TransDigm Group, Inc. (a)	133	86,655
TransUnion	488	50,430
Uber Technologies, Inc. (a)	5,257	187,570
Union Pacific Corp.	1,695	463,091
United Airlines Holdings, Inc. (a)	864	40,055
United Parcel Service, Inc., Class B	1,863	399,539
United Rentals, Inc. (a)	199	70,687
Verisk Analytics, Inc.	444	95,296

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	March 31, 2022
(Unaudited)

Security Description	Shares	Value
W.W. Grainger, Inc.	135	$69,632
Waste Management, Inc.	1,139	180,531
Westinghouse Air Brake Technologies Corp.	509	48,951
Xylem, Inc.	464	39,561
		8,100,461
IT Services (3.9%):
Akamai Technologies, Inc. (a)	436	52,054
Automatic Data Processing, Inc.	1,154	262,581
Block, Inc. (a)(b)	990	134,244
Broadridge Financial Solutions, Inc.	317	49,360
Cognizant Technology Solutions Corp., Class A	1,411	126,524
Fidelity National Information Services, Inc.	1,657	166,396
Fiserv, Inc. (a)	1,641	166,397
FleetCor Technologies, Inc. (a)	202	50,310
Gartner, Inc. (a)	226	67,226
Global Payments, Inc.	767	104,956
International Business Machines Corp.	2,419	314,518
Mastercard, Inc., Class A	2,409	860,929
MongoDB, Inc. (a)(c)	139	61,659
Okta, Inc. (a)	103	15,549
Paychex, Inc.	876	119,548
PayPal Holdings, Inc. (a)	3,167	366,264
Snowflake, Inc., Class A (a)	88	20,164
Twilio, Inc., Class A (a)	204	33,621
VeriSign, Inc. (a)	264	58,730
Visa, Inc., Class A	4,877	1,081,572
		4,112,602
Materials (1.9%):
Air Products and Chemicals, Inc.	603	150,696
Albemarle Corp.	322	71,210
Avery Dennison Corp.	210	36,534
Ball Corp.	809	72,810
Celanese Corp.	297	42,432
CF Industries Holdings, Inc.	480	49,469
Corteva, Inc.	1,998	114,845
Crown Holdings, Inc.	347	43,406
Dow, Inc.	2,000	127,440
DuPont de Nemours, Inc.	1,394	102,571
Eastman Chemical Co.	319	35,747
Ecolab, Inc.	738	130,301
FMC Corp.	305	40,129
Freeport-McMoRan, Inc.	3,703	184,187
International Flavors & Fragrances, Inc.	663	87,072
International Paper Co.	947	43,704
Martin Marietta Materials, Inc.	157	60,428
Newmont Corp.	2,168	172,248
Nucor Corp.	621	92,312
PPG Industries, Inc.	607	79,559
Southern Copper Corp.	246	18,671
The Mosaic Co.	937	62,310
The Sherwin-Williams Co.	698	174,235
Vulcan Materials Co.	357	65,581
		2,057,897
Real Estate (3.0%):
Alexandria Real Estate Equities, Inc.	430	86,537
American Tower Corp.	1,251	314,276
AvalonBay Communities, Inc.	404	100,341
Boston Properties, Inc.	412	53,066

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Camden Property Trust	299	$49,694
CBRE Group, Inc., Class A (a)	910	83,283
Crown Castle International Corp.	1,188	219,305
Digital Realty Trust, Inc.	821	116,418
Duke Realty Corp.	1,107	64,272
Equinix, Inc.	262	194,304
Equity Residential	1,000	89,920
Essex Property Trust, Inc.	189	65,296
Extra Space Storage, Inc.	388	79,773
Healthpeak Properties, Inc.	1,560	53,555
Invitation Homes, Inc.	1,757	70,596
Iron Mountain, Inc.	695	38,510
Kimco Realty Corp.	1,784	44,065
Mid-America Apartment Communities, Inc.	343	71,841
Prologis, Inc.	2,140	345,567
Public Storage	457	178,358
Realty Income Corp.	1,608	111,434
SBA Communications Corp.	315	108,392
Simon Property Group, Inc.	884	116,299
Sun Communities, Inc.	335	58,722
UDR, Inc.	921	52,838
Ventas, Inc.	1,155	71,333
VICI Properties, Inc.	2,165	61,616
Welltower, Inc.	1,294	124,405
Weyerhaeuser Co.	1,900	72,010
WP Carey, Inc.	552	44,624
		3,140,650
Semiconductors & Semiconductor Equipment (5.9%):
Advanced Micro Devices, Inc. (a)	4,471	488,859
Analog Devices, Inc.	1,408	232,573
Applied Materials, Inc.	2,427	319,879
Broadcom, Inc.	912	574,268
Enphase Energy, Inc. (a)	360	72,641
Entegris, Inc.	349	45,810
GLOBALFOUNDRIES, Inc. (a)	170	10,611
Intel Corp.	11,188	554,477
KLA Corp.	392	143,495
Lam Research Corp.	383	205,905
Marvell Technology, Inc.	2,099	150,519
Microchip Technology, Inc.	1,512	113,612
Micron Technology, Inc.	3,077	239,668
Monolithic Power Systems, Inc.	126	61,196
NVIDIA Corp.	6,797	1,854,629
ON Semiconductor Corp. (a)	1,138	71,250
Qorvo, Inc. (a)	279	34,624
QUALCOMM, Inc.	3,097	473,284
Skyworks Solutions, Inc.	446	59,443
Teradyne, Inc.	413	48,829
Texas Instruments, Inc.	2,538	465,672
		6,221,244
Software (9.4%):
Adobe, Inc. (a)	1,296	590,483
ANSYS, Inc. (a)	227	72,107
AppLovin Corp., Class A (a)	76	4,185
Autodesk, Inc. (a)	592	126,895
Bill.com Holdings, Inc. (a)	252	57,151
Cadence Design Systems, Inc. (a)	754	124,003
Cloudflare, Inc., Class A (a)	112	13,406
Crowdstrike Holdings, Inc., Class A (a)	60	13,625

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Datadog, Inc., Class A (a)	73	$11,057
DocuSign, Inc. (a)	544	58,273
Fortinet, Inc. (a)	349	119,267
HubSpot, Inc. (a)	116	55,093
Intuit, Inc.	729	350,532
Microsoft Corp. (b)	19,948	6,150,168
NortonLifeLock, Inc.	1,430	37,924
Oracle Corp.	4,480	370,630
Palantir Technologies, Inc., Class A (a)	821	11,272
Palo Alto Networks, Inc. (a)(b)	262	163,098
Paycom Software, Inc. (a)	150	51,957
Qualtrics International, Inc., Class A (a)	151	4,311
Salesforce, Inc. (a)	2,649	562,436
ServiceNow, Inc. (a)(b)	538	299,607
Splunk, Inc. (a)	432	64,200
SS&C Technologies Holdings, Inc.	653	48,988
Synopsys, Inc. (a)	390	129,975
The Trade Desk, Inc., Class A (a)	839	58,101
Tyler Technologies, Inc. (a)	111	49,383
UiPath, Inc., Class A (a)(c)	76	1,641
Unity Software, Inc. (a)	493	48,911
VMware, Inc., Class A	485	55,227
Workday, Inc., Class A (a)	268	64,175
Zendesk, Inc. (a)	310	37,290
Zoom Video Communications, Inc., Class A (a)	68	7,972
Zscaler, Inc. (a)	247	59,596
		9,872,939
Technology Hardware, Storage & Peripherals (7.7%):
Apple, Inc.	44,840	7,829,512
Dell Technologies, Inc., Class C (a)	597	29,963
Hewlett Packard Enterprise Co.	3,535	59,070
HP, Inc.	2,912	105,706
NetApp, Inc.	495	41,085
Western Digital Corp. (a)	860	42,699
		8,108,035
Utilities (2.6%):
Alliant Energy Corp.	659	41,174
Ameren Corp.	634	59,444
American Electric Power Co., Inc. (b)	1,385	138,181
American Water Works Co., Inc.	499	82,599
Atmos Energy Corp.	364	43,494
Avangrid, Inc. (c)	201	9,395
CenterPoint Energy, Inc.	1,583	48,503
CMS Energy Corp.	729	50,986
Consolidated Edison, Inc. (b)	942	89,189
Constellation Energy Corp.	840	47,250
Dominion Energy, Inc.	2,227	189,228
DTE Energy Co.	482	63,725
Duke Energy Corp. (b)	2,114	236,049
Edison International	967	67,787
Entergy Corp.	517	60,360
Evergy, Inc. (b)	630	43,054
Eversource Energy (b)	936	82,546
Exelon Corp.	2,523	120,171
FirstEnergy Corp.	1,551	71,129
NextEra Energy, Inc. (b)	5,393	456,841
PG&E Corp. (a)	3,809	45,479
PPL Corp.	2,019	57,663
Public Service Enterprise Group, Inc.	1,365	95,550

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory 500 Index VIP Series	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Sempra Energy	758	$127,435
The AES Corp.	1,562	40,190
The Southern Co. (b)	2,913	211,222
WEC Energy Group, Inc. (b)	848	84,639
Xcel Energy, Inc. (b)	1,480	106,812
		2,770,095
Total Common Stocks (Cost $28,161,385)		104,383,460

Collateral for Securities Loaned (0.3%)^
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (d)	7,147	7,147
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (d)	200,478	200,478
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (d)	3,567	3,567
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (d)	28,441	28,441
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (d)	127,874	127,874
Total Collateral for Securities Loaned (Cost $367,507)		367,507
Total Investments (Cost $28,528,892) — 99.4%		104,750,967
Other assets in excess of liabilities — 0.6%		677,849
NET ASSETS - 100.00%		$105,428,816

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments.
(c)	All or a portion of this security is on loan.
(d)	Rate disclosed is the daily yield on March 31, 2022.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	5	6/20/22	$1,117,311	$1,132,688	$15,377

	Total unrealized appreciation				$15,377
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$15,377

Victory Variable Insurance Funds	Schedule of Portfolio Investments
Victory Sophus Emerging Markets VIP Series	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Brazil (6.8%):
Consumer Discretionary (1.3%):
Vibra Energia SA	92,000	$451,854

Consumer Staples (1.9%):
Sao Martinho SA	25,600	238,560
Sendas Distribuidora SA	66,453	227,405
SLC Agricola SA	16,950	177,323
		643,288
Financials (1.0%):
Itau Unibanco Holding SA, ADR	58,165	332,122

Health Care (0.6%):
Hypera SA	27,300	221,999

Industrials (0.9%):
Randon SA Implementos e Participacoes, Preference Shares	77,800	174,549
SIMPAR SA	60,172	148,398
		322,947
Materials (1.1%):
Dexco SA	51,602	159,133
Gerdau SA, Preference Shares	32,900	212,938
		372,071
		2,344,281
Canada (0.9%):
Energy (0.9%):
Parex Resources, Inc.	15,112	310,098

Chile (0.0%):(a)
Financials (0.0%):
Banco de Credito e Inversiones SA (b)	1	36

China (26.2%):
Communication Services (5.5%):
Baidu, Inc., ADR (b)	1,973	261,028
NetEase, Inc., ADR	4,583	411,049
Tencent Holdings Ltd.	26,130	1,204,492
		1,876,569
Consumer Discretionary (5.9%):
Alibaba Group Holding Ltd., ADR (b)	7,206	784,013
BYD Co. Ltd., Class H	6,500	180,806
China Meidong Auto Holdings Ltd. (c)	34,000	129,221
Fuyao Glass Industry Group Co. Ltd., Class H (d)	33,200	134,803
JD.com, Inc., ADR (b)(c)	7,142	413,307
JD.com, Inc., Class A (b)	1,372	38,987
Jiumaojiu International Holdings Ltd. (d)	66,000	139,617
Meituan, Class B (b)(d)	10,200	193,236
		2,013,990
Consumer Staples (1.9%):
Chacha Food Co. Ltd., Class A	26,500	223,596
Chenguang Biotech Group Co. Ltd., Class A (b)	80,500	222,972
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	36,800	213,181
		659,749
Energy (1.2%):
PetroChina Co. Ltd., Class H	830,000	421,504

Financials (3.2%):
China Merchants Bank Co. Ltd., Class H	75,500	587,747

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets VIP Series	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Postal Savings Bank of China Co. Ltd., Class H (c)(d)	619,000	$498,467
		1,086,214
Health Care (1.2%):
Hygeia Healthcare Holdings Co. Ltd. (d)	27,000	103,581
Pharmaron Beijing Co. Ltd., Class H (d)	11,200	134,701
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,700	178,778
		417,060
Industrials (2.0%):
China Railway Group Ltd., Class H	579,000	322,499
Xinte Energy Co. Ltd., Class H (b)	83,600	202,390
Zhefu Holding Group Co. Ltd., Class A	199,600	166,469
		691,358
Information Technology (2.3%):
Chinasoft International Ltd.	144,000	118,036
Luxshare Precision Industry Co. Ltd., Class A	30,900	153,233
Shenzhen Sunline Tech Co. Ltd., Class A	75,300	159,434
WUS Printed Circuit Kunshan Co. Ltd., Class A	113,020	234,641
Yonyou Network Technology Co. Ltd., Class A	35,800	128,714
		794,058
Materials (2.1%):
China Hongqiao Group Ltd. (c)	220,500	289,693
Shandong Nanshan Aluminum Co. Ltd., Class A	259,000	164,917
Wanhua Chemical Group Co. Ltd., Class A	21,600	273,832
		728,442
Utilities (0.9%):
China Longyuan Power Group Corp. Ltd., Class H	140,000	314,696
		9,003,640
Greece (1.3%):
Financials (0.8%):
National Bank of Greece SA (b)	68,687	252,963

Industrials (0.5%):
Mytilineos SA	10,918	178,747
		431,710
Hong Kong (3.1%):
Consumer Discretionary (0.5%):
Bosideng International Holdings Ltd.	362,000	167,736

Financials (0.7%):
BOC Hong Kong Holdings Ltd.	66,000	248,354

Industrials (0.8%):
Pacific Basin Shipping Ltd.	531,000	284,322

Real Estate (1.1%):
China Resources Land Ltd.	78,000	361,165
		1,061,577
India (10.8%):
Consumer Discretionary (0.8%):
Balkrishna Industries Ltd.	9,877	277,002

Consumer Staples (0.4%):
Dabur India Ltd.	20,176	142,291

Energy (1.0%):
Hindustan Petroleum Corp. Ltd.	93,647	331,570

Financials (2.6%):
Cholamandalam Investment & Finance Co. Ltd.	35,108	330,648
ICICI Bank Ltd., ADR	21,029	398,289

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets VIP Series	March 31, 2022
(Unaudited)

Security Description	Shares	Value
UTI Asset Management Co. Ltd.	13,543	$176,814
		905,751
Health Care (0.8%):
Apollo Hospitals Enterprise Ltd.	4,735	281,031

Industrials (1.0%):
Larsen & Toubro Ltd.	15,436	357,998

Information Technology (3.3%):
Infosys Ltd., ADR	33,274	828,190
WNS Holdings Ltd., ADR (b)	3,515	300,497
		1,128,687
Materials (0.9%):
Tata Steel Ltd. (e)	17,774	304,090
		3,728,420
Indonesia (1.5%):
Communication Services (0.9%):
PT Telkom Indonesia Persero Tbk	954,400	303,697

Financials (0.6%):
PT Bank Mandiri Persero Tbk	387,700	212,676
		516,373
Korea, Republic Of (15.7%):
Communication Services (1.7%):
JYP Entertainment Corp.	5,774	289,735
LG Uplus Corp.	26,415	303,929
		593,664
Consumer Discretionary (1.0%):
Hanon Systems	10,292	99,604
Shinsegae, Inc.	1,124	236,098
		335,702
Financials (2.6%):
Hana Financial Group, Inc.	8,874	352,991
Samsung Securities Co. Ltd.	5,809	199,507
Woori Financial Group, Inc.	26,713	334,854
		887,352
Health Care (1.0%):
InBody Co. Ltd.	5,489	126,112
Samsung Biologics Co. Ltd. (b)(d)	337	229,012
		355,124
Industrials (1.2%):
CJ Corp.	2,065	142,856
Samsung Engineering Co. Ltd. (b)	12,019	257,996
		400,852
Information Technology (7.2%):
Innox Advanced Materials Co. Ltd.	6,099	267,735
Samsung Electro-Mechanics Co. Ltd.	1,522	204,955
Samsung Electronics Co. Ltd.	26,672	1,526,440
SK Hynix, Inc.	4,763	458,254
		2,457,384
Materials (1.0%):
Kolon Industries, Inc.	2,323	120,424
PI Advanced Materials Co. Ltd.	6,246	235,875
		356,299
		5,386,377

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets VIP Series	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Malaysia (2.2%):
Consumer Discretionary (0.4%):
MR DIY Group M Bhd (d)	163,600	$134,489

Consumer Staples (0.5%):
Kuala Lumpur Kepong Bhd	27,000	161,920

Financials (0.9%):
Public Bank Bhd	274,900	305,068

Materials (0.4%):
Petronas Chemicals Group Bhd	69,500	158,620
		760,097
Mexico (2.0%):
Consumer Discretionary (0.5%):
Alsea SAB de CV (b)	68,364	171,404

Financials (1.1%):
Grupo Financiero Banorte SAB de CV, Class O	50,733	381,521

Real Estate (0.4%):
Corp Inmobiliaria Vesta SAB de CV (c)	76,024	145,423
		698,348
Peru (1.0%):
Financials (1.0%):
Credicorp Ltd.	1,898	326,209

Philippines (0.6%):
Financials (0.6%):
BDO Unibank, Inc.	82,180	209,983

Qatar (1.4%):
Financials (0.8%):
Qatar Islamic Bank SAQ	39,660	259,560

Industrials (0.6%):
Industries Qatar QSC	40,796	212,652
		472,212
Romaia (0.0%):(a)
Real Estate (0.0%):
NEPI Rockcastle PLC	1	7

Russian Federation (0.1%):
Consumer Staples (0.0%):(a)
Magnit PJSC (f)(g)	2,805	102

Energy (0.1%):
Gazprom PJSC (f)(g)	117,150	14,143
Rosneft Oil Co. PJSC, GDR (f)(g)	48,095	9,203
		23,346
Financials (0.0%):(a)
Sberbank of Russia PJSC, ADR (f)(g)	31,735	698
		24,146
Saudi Arabia (3.8%):
Consumer Discretionary (0.8%):
Leejam Sports Co. JSC	8,590	287,507

Financials (2.2%):
Alinma Bank	31,585	325,720
The Saudi National Bank	23,636	444,746
		770,466

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets VIP Series	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Materials (0.8%):
Saudi Arabian Mining Co. (b)	7,333	$260,358
		1,318,331
South Africa (4.1%):
Communication Services (1.0%):
MTN Group Ltd.	25,993	336,499

Financials (2.2%):
Absa Group Ltd.	29,715	385,493
Capitec Bank Holdings Ltd.	2,483	395,647
		781,140
Materials (0.9%):
Impala Platinum Holdings Ltd.	19,591	301,706
		1,419,345
Taiwan (13.0%):
Financials (1.1%):
CTBC Financial Holding Co. Ltd.	388,000	395,503

Information Technology (11.2%):
Gold Circuit Electronics Ltd.	91,000	266,541
Hon Hai Precision Industry Co. Ltd.	81,000	297,486
MediaTek, Inc.	13,000	404,659
Taiwan Semiconductor Manufacturing Co. Ltd.	130,259	2,672,677
Unimicron Technology Corp.	24,000	204,609
		3,845,972
Materials (0.7%):
Formosa Plastics Corp.	61,000	225,663
		4,467,138
Thailand (3.7%):
Energy (0.8%):
PTT PCL	244,400	281,675

Financials (0.9%):
The Siam Commercial Bank PCL	89,200	304,198

Health Care (0.6%):
Mega Lifesciences PCL	143,800	196,284

Materials (0.8%):
Indorama Ventures PCL	191,600	266,778

Real Estate (0.6%):
AP Thailand PCL	696,100	229,689
		1,278,624
United Kingdom (1.0%):
Materials (1.0%):
Anglo American PLC	6,526	339,043
Total Common Stocks (Cost $29,637,943)		34,095,995

Rights (0.0%)(a)
Korea, Republic Of (0.0%):
Health Care (0.0%):
Samsung Biologics Co. Ltd. , Expires 4/11/22 (b)	22	—
Total Rights (Cost $–)		—

Victory Variable Insurance Funds	Schedule of Portfolio Investments — continued
Victory Sophus Emerging Markets VIP Series	March 31, 2022
(Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned (3.9%)^
United States (3.9%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.26% (h)	26,306	$26,306
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.16% (h)	737,883	737,883
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.34% (h)	13,128	13,128
JPMorgan Prime Money Market Fund, Capital Shares, 0.32% (h)	104,679	104,679
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.36% (h)	470,656	470,656
Total Collateral for Securities Loaned (Cost $1,352,652)		1,352,652
Total Investments (Cost $30,990,595) — 103.1%		35,448,647
Liabilities in excess of other assets — (3.1)%		(1,073,367)
NET ASSETS - 100.00%		$34,375,280

^	Purchased with cash collateral from securities on loan.
(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of March 31, 2022, the fair value of these securities was $1,567,906 and amounted to 4.6% of net assets.
(e)	Issuer filed for bankruptcy.
(f)	Security was fair valued using significant unobservable inputs as of March 31, 2022.
(g)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of March 31, 2022, illiquid securities were 0.1% of net assets.
(h)	Rate disclosed is the daily yield on March 31, 2022.

ADR—American Depositary Receipt
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company